[GRAPHIC]

                            Galaxy Money Market Funds

                                  Galaxy Funds

Annual Report
October 31, 1999

Galaxy Money Market Fund

Galaxy Government Fund

Galaxy U.S. Treasury Fund

Galaxy Tax-Exempt Fund

Galaxy Connecticut Municipal
Money Market Fund

Galaxy Massachusetts Municipal
Money Market Fund

                                                                   [LOGO] Galaxy
                                                                          Funds

Chairman's Message

Dear Shareholder:

      Enclosed is the Galaxy Money Market Funds' annual report for the fiscal year ended October 31, 1999. The report includes a Market Overview that explains the different economic and market factors influencing money market instruments during this time. Following the Market Overview are reviews for both the Galaxy Taxable Money Market Funds and the Galaxy Tax-Exempt Money Market Funds that describe how Fleet Investment Advisors Inc. managed the Funds' portfolios in this climate. Financial statements and list of portfolio holdings for each of the Funds as of October 31, 1999 appear at the end of the report.

      Unexpected economic strength, inflation concerns, and a tighter monetary policy drove money market yields higher during the period. After cutting short-term interest rates by 25 basis points (0.25%) at the start of the reporting period, the Federal Reserve became concerned that the economy was advancing strongly enough to produce inflation that would curb future growth. This resulted in rate increases later in the period totaling 50 basis points (0.50%). Along the way, uncertainty about where interest rates might head caused significant fluctuations in short-term yields. Money market investments added stability to many portfolios during this time, however, as uncertainty about future inflation and growth curbed returns for bonds and many stocks.

      While market fluctuations can be unnerving, they are typical of the ups and downs that occur with most investments. Even so, this may be a good time to meet with a financial advisor who can help you determine whether your current strategies suit your long-term goals. Investment professionals at Fleet Bank branches can provide you with a no-obligation analysis that will help you make this comparison and get the most from your portfolio.

      If you are saving for a child's education, or are helping a family member prepare for college, ask our representatives about the Galaxy College Investment Program. Galaxy offers an Education IRA which allows for tax-free earnings to accumulate on your investment if used to pay for qualified college expenses. Remember that anyone, not just a child's parents, can make a contribution.

      You might also consider a custodial account such as a Uniform Gift/Transfer to Minor Account (UGMA/UTMA). The UGMA/UTMA account offers another opportunity to transfer assets to minors with favorable tax consequences in preparation for college expenses. Ask your investment professional or tax advisor about this important gifting opportunity.

      If you have any questions about college investing opportunities or the information in this report, please contact the Galaxy Information Center toll-free at 1-877-BUY-GALAXY (1-877-289-4252). You can also visit one of our investment professionals located at Fleet Bank branches.


    Sincerely,

    /s/ Dwight E. Vicks, Jr.

    Dwight E. Vicks, Jr.
    Chairman of the Board of Trustees

--------------------------------------------------------------------------------
Mutual Funds:

o are not bank deposits

o are not FDIC insured

o are not obligations of Fleet Bank

o are not guaranteed by Fleet Bank

o are subject to investment risk including possible loss of principal amount invested
--------------------------------------------------------------------------------

Market Overview

"By adjusting the maturities and mix of investments in the Galaxy Money Market Funds to make the most of fluctuating yields, we helped the Funds earn competitive returns during the reporting period."

MONEY MARKET OVERVIEW

By Fleet Investment Advisors Inc.

      Short-term yields rose by about 80 basis points (0.80%) over the 12 months ended October 31, 1999. As improving economic conditions abroad created a brighter outlook at home, investors worried about higher inflation. Uncertainty over how the Federal Reserve (the "Fed") would respond to inflation threats caused significant volatility in short-term yields during this time.

      The Fed cut short-term rates by 25 basis points in November of 1998, which made a total cut of 75 basis points since September of 1998. Although inflation remained low, economic growth was strong enough for the Fed to make a pre-emptive move by raising rates by 25 basis points on June 30, 1999 and on August 24, 1999.

      By adjusting the maturities and mix of investments in the Galaxy Money Market Funds to make the most of fluctuating yields, we helped the Funds earn competitive returns during the reporting period.

Strong Growth Prompts Inflation Fears

      At the start of the period, three-month Treasury bills were yielding about 4.3% and the annual rate of inflation was about 1.6%. After growing at an annualized rate of 3.7% in the third quarter of 1998, the Gross Domestic Product ("GDP"), which measures the output of U.S. goods and services, improved by 6% in the fourth quarter of 1998. The economies in Asia and other emerging markets remained in crisis, however, causing many investors to look for safety in U.S. Treasury securities. By cutting interest rates in November of 1998, the Fed helped to restore confidence and ease the demand for Treasuries.

      U.S. economic growth remained surprisingly strong in the first quarter of 1999, as GDP rose by 4.3%. By this time, foreign economies were recovering at a rapid pace, which helped to sustain growth at home. Investors worried that the Fed might begin to raise interest rates to keep the strong economy from increasing inflation. The yield for three-month Treasury bills reached 4.7% by the beginning of March. With current inflation still under control, however, the Fed took no action on interest rates.

      In the second quarter of 1999, GDP growth slowed to 1.8%. With signs that the economy was cooling, the Fed continued to leave interest rates alone for much of the quarter. By the end of June, however, the Fed was concerned enough about future growth and inflation to raise short-term rates for the first time since February 1995. Inflation concerns persisted in the third quarter. While current inflation remained modest, GDP growth accelerated to an estimated 5.5% for the quarter. Continued weakening in the U.S. dollar against the Japanese yen and other foreign currencies put additional upward pressure on inflation. As the result of these factors, the Fed raised short-term rates again in August of 1999.

      Investors worried in the weeks that followed that the Fed would raise rates again before the end of the year, effectively erasing the 75-point rate cut from 1998. Eventually, however, investors thought that inflation might be contained and another rate hike might not be needed. This helped three-month Treasury yields decline to 5.1% by the end of October.

"After averaging growth rates of 3.9% and 3.8% in 1998 and 1999, respectively, we believe that the GDP may only improve by 2.5% next year. If that happens, inflation should remain under control and money market yields could move lower."

Performance At-A-Glance As of October 31, 1999

--------------------------------------------------------------------------------
                                                Retail A    Retail B     Trust
                                                 Shares      Shares     Shares
Galaxy Money Market Fund
   7-day average yield ....................       4.80%       4.00%      4.96%
   30-day average yield ...................       4.76%       4.01%      4.92%

Galaxy Government Fund
   7-day average yield ....................       4.75%        N/A       4.88%
   30-day average yield ...................       4.60%        N/A       4.74%

Galaxy Tax-Exempt Fund
   7-day average yield ....................       2.76%        N/A       2.90%
   30-day average yield ...................       2.68%        N/A       2.81%

Galaxy U.S. Treasury Fund
   7-day average yield ....................       4.28%        N/A       4.43%
   30-day average yield ...................       4.27%        N/A       4.42%

Galaxy Connecticut Municipal
Money Market Fund
   7-day average yield ....................       2.71%        N/A        N/A
   30-day average yield ...................       2.61%        N/A        N/A

Galaxy Massachusetts Municipal
Money Market Fund
   7-day average yield ....................       2.73%        N/A        N/A
   30-day average yield ...................       2.64%        N/A        N/A

Past performance is no guarantee of future results. Investments in the Galaxy Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Yields are historical and will vary with market performance.

Retail A Shares are currently charged a shareholder servicing fee of 0.10% of average daily net assets. Retail B Shares are currently charged a distribution fee of 0.65% of average daily net assets and a shareholder servicing fee of 0.10% of average daily net assets. (See Note 3 in the Notes to Financial Statements.)
--------------------------------------------------------------------------------

      In this climate of uncertainty, the Galaxy Money Market Funds benefited from holdings in high-quality investments and sizable positions in both overnight securities and issues with floating interest rates. We emphasized longer maturities when we thought yields were peaking to help the Funds' returns.

Rate Hikes Should Slow Growth

      We continue to believe that the U.S. economy cannot sustain its rapid rate of expansion. In addition to its considerable longevity, this expansion should be vulnerable to the recent hikes in interest rates. After averaging growth rates of 3.9% and 3.8% in 1998 and 1999, respectively, we believe that the GDP may only improve by 2.5% next year. If that happens, inflation should remain under control and money market yields could move lower.

      As before, we expect to continue making the most of special yield opportunities that arise due to market fluctuations and to focus on high-quality investments with strong liquidity.

Portfolio Reviews

[PHOTO]

Karen Arneil has managed the Galaxy Taxable Money Market Funds and the Galaxy Tax-Exempt Money Market Funds since September 1996. She has managed money market investments since 1993.

Galaxy Money
Market Fund

Distribution of Total Net Assets as of October 31, 1999

[The following information was depicted as a pie chart in the printed material.]

Commercial Paper 52%
Corporate Notes and Bonds 30%
U.S. Government. and Agency Obligations 10%
Certificates of Deposit & Net Other Assets and Liabilities 8%

GALAXY TAXABLE MONEY MARKET FUNDS

By Karen Arneil
Portfolio Manager

      Changing economic expectations caused money market yields to fluctuate over the past year. In this environment, we focused on securities with strong credit quality and good liquidity in the Galaxy Taxable Money Market Funds -- which include the Galaxy Money Market Fund, the Galaxy Government Fund and the Galaxy U.S. Treasury Fund (collectively, the "Funds"). In addition, we took advantage of opportunities in individual market sectors that enhanced the Funds' yields. These strategies helped the Funds earn total returns for the 12 months ended October 31, 1999 that were competitive with the returns for other taxable money market funds.

      During the period, Trust Shares of the Galaxy Money Market Fund had a total return of 4.72%, and Retail A Shares of the Fund earned a total return of 4.54%. Retail B Shares of the Fund earned a total return of 3.85% before deducting the 5.00% contingent deferred sales charge, and a total return of -1.15% after deducting the 5.00% contingent deferred sales charge.

      Over the same time, Lipper Analytical Services ("Lipper"), a mutual fund performance tracking service, reported average total returns of 4.95% for trust shares and 4.40% for retail shares of other taxable money market funds that reported their performance to Lipper.

      For the 12 months ended October 31, 1999, Trust Shares of the Galaxy Government Fund had a total return of 4.58%, and Retail A Shares of the Fund had a total return of 4.39%. Trust shares of other money market funds investing in U.S. government issues that reported their performance to Lipper earned an average total return of 4.71% over the same period. Retail shares of similar funds that reported their performance to Lipper earned an average total return of 4.39% for the period.

      During this time, Trust Shares of the Galaxy U.S. Treasury Fund had a total return of 4.30% and Retail A Shares of the Fund earned a total return of 4.14%. These returns compared with an average total return of 4.29% for trust shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper. Retail shares of similar funds that reported their performance to Lipper earned a total return of 4.16% for the period.

      On October 31, 1999, the Galaxy Money Market Fund had an average maturity of 40 days, the Galaxy Government Fund had an average maturity of 44 days, and the Galaxy U.S. Treasury Fund had an average maturity of 42 days.

Adapting to Rising Yields

      At the start of the reporting period in November 1998, significant holdings in overnight issues gave the Galaxy Money Market Funds liquid-

Galaxy Money Market Fund

7-Day Average Yield (%)

[The following information was depicted as a line chart in the printed material.]

                        11/01/1998     10/31/1999
Trust                      4.79%          4.96%
Retail A                   4.61%          4.80%
Retail B                   3.97%          4.00%


November 1, 1998                                                October 31, 1999

Galaxy Government Fund

Distribution of Total Net Assets as of October 31, 1999

[The following information was depicted as a pie chart in the printed material.]

Federal National Mortgage Association 31%
Federal Home Loan Mortgage Corporation 30%
Federal Home Loan Bank 20%
Repurchase Agreement & Net Other Assets and Liabilities 16%
Federal Farm Credit Bank 3%

Portfolio Reviews

ity in a very volatile market. As economic uncertainties sustained strong demand for U.S. Treasury issues, we emphasized longer-term Treasuries in the U.S. Treasury Fund to enhance yield.

Galaxy Government Fund

7-Day Average Yield (%)

[The following information was depicted as a line chart in the printed material.]

                        11/01/1998     10/31/1999
Trust                      4.71%          4.88%
Retail A                   4.82%          4.75%


November 1, 1998                                                October 31, 1999

      With corporate spreads wide later in the fourth quarter of 1998, we added high-quality corporate securities with floating rates to the Money Market Fund. When demand for Treasuries eased, and the yield curve flattened, we gave increased attention to shorter-term issues in the U.S. Treasury Fund. As standard year-end technical pressures boosted yields for issues that were to mature in 1999, we selectively purchased longer-term instruments for all of the Funds. We balanced these additions with overnight issues to maintain adequate liquidity.

      As money market yields moved higher in February of 1999, we purchased one-year securities for the Funds to lock in the higher yields and continued to buy high-quality corporate floating rate securities ("floaters") for the Money Market Fund. When the U.S. Treasury issued multiple cash management bills as the April 15 tax filing deadline approached, we bought those issues for the U.S. Treasury Fund to take advantage of their attractive yields. With the yield curve for Treasuries and issues of U.S. government agencies still relatively flat, we focused on shorter-term investments in the U.S. Treasury Fund and the Government Fund. As the agency paper we had purchased for the Money Market Fund at the end of 1998 matured, we replaced it with corporate securities. When the market had priced in a 25 basis point hike in short-term rates just before the June 30 meeting of the Fed, we added securities maturing in July and August to pick up additional yield.

      In August, when money market yields were high, we added one-year securities to the Funds. We continued to add floating-rate issues to the Funds during this time. To benefit from potential yield increases resulting from rate hikes by the Fed, we bought securities that matured near the next Fed meeting. We continued this strategy as yields trended downward in October, selectively buying one-year issues on temporary upticks in yields.

Sufficient Liquidity for Year-End Concerns

      Because many of the floaters the Funds hold will mature in December, there should be sufficient liquidity for any market volatility that Y2K concerns might bring. In the meantime, the floaters should help the Funds make the most of any upticks in yield. Once the market outlook seems more certain, we may add issues that mature in the first part of 2000 as the yields for these issues have become quite attractive.

Galaxy U.S. Treasury Fund

Distribution of Total Net Assets as of October 31, 1999

[The following information was depicted as a pie chart in the printed material.]

U.S. Treasury Bills 43%
Federal Home Loan Bank 28%
U.S. Treasury Notes 25%
Federal Farm Credit Bank & Net Other Assets and Liabilities 4%

Galaxy U.S. Treasury Fund

7-Day Average Yield (%)

[The following information was depicted as a line chart in the printed material.]

                        11/01/1998     10/31/1999
Trust                      4.40%          4.43%
Retail A                   4.24%          4.28%

November 1, 1998                                                October 31, 1999

Portfolio Reviews

Galaxy Tax-Exempt Fund

Distribution of Total Net Assets as of October 31, 1999

[The following information was depicted as a pie chart in the printed material.]

South 54%
North Central 14%
Mountain 12%
East 11%
Pacific 6%
Other Territories, Cash Equivalents & Net Other Assets and Liabilities 3%

GALAXY TAX-EXEMPT MONEY MARKET FUNDS

By Karen Arneil
Portfolio Manager

      As the yields for tax-exempt money market securities fluctuated over the past year due to changes in economic expectations and the balance between supply and demand, we made the most of resulting yield opportunities by adjusting maturities of investments in the Galaxy Tax-Exempt Money Market Funds -- which include the Galaxy Tax-Exempt Fund, the Galaxy Connecticut Municipal Money Market Fund and the Galaxy Massachusetts Municipal Money Market Fund (collectively, the "Funds"). These adjustments helped the Funds earn total returns that compared favorably with those for other tax-exempt money market funds.

      For the 12-month reporting period ended October 31, 1999, Trust and Retail A Shares of the Galaxy Tax-Exempt Fund had total returns of 2.67% and 2.53%, respectively. Over the same time, retail and trust shares of other tax-exempt money market funds that reported their performance to Lipper earned average total returns of 2.60% and 3.09%, respectively.

      Retail A Shares of the Galaxy Connecticut Municipal Money Market Fund had a total return of 2.47%, versus 2.39% for the retail shares of other Connecticut tax-exempt money market funds that reported their performance to Lipper. Retail A Shares of the Galaxy Massachusetts Municipal Money Market Fund had a total return of 2.50%, versus 2.49% for the retail shares of other Massachusetts tax-exempt money market funds that reported their performance to Lipper.

      As of October 31, 1999, the average maturity of the Tax-Exempt Fund was 46 days, and the average maturities of the Connecticut and Massachusetts Municipal Money Market Funds were 45 days and 61 days, respectively.

Addressing Changes in Supply and Demand

      When the reporting period began at the end of 1998, supplies of longer-term tax-exempt debt were rising versus supplies of tax-exempt money market securities, as low interest rates made longer-term securities more attractive to issuers. Demand for tax-exempt money market securities remained strong, however, resulting in downward pressure on their yields. In this environment we focused on new purchases for the Galaxy Tax-Exempt Money Market Funds on tax-exempt notes, which increased the Funds' average maturities slightly. Given the economic turmoil overseas, we emphasized general obligation issues of state and local governments and tax-exempt paper backed by domestic banks.

      With a seasonal increase in demand during January and February of 1999, there was further downward pressure on the yields of tax-exempt money market securities and we continued to take advantage of attractive yield opportunities in tax-

Galaxy Tax-Exempt Fund

7-Day Average Yield (%)

[The following information was depicted as a line chart in the printed material.]

                        11/01/1998     10/31/1999
Trust                      2.77%          2.90%
Retail A                   2.64%          2.76%

November 1, 1998                                                October 31, 1999

Galaxy Connecticut Municipal Money Market Fund

7-Day Average Yield (%)

[The following information was depicted as a line chart in the printed material.]

                                  11/01/1998     10/31/1999
Retail A                            2.58%          2.71%

November 1, 1998                                                October 31, 1999

Portfolio Reviews

Galaxy Connecticut Municipal Money Market Fund

Distribution of Total Net Assets as of October 31, 1999

[The following information was depicted as a pie chart in the printed material.]

Connecticut 62%
South 15%
Puerto Rico 7%
East, Other Territories, Cash Equivalents & Net Other Assets and Liabilities 6% North Central 4%
Pacific 3%
Mountain 3%

exempt notes. To meet expected redemptions as the April tax season approached, we added investments that would increase the Funds' liquidity. When demand dropped sharply just after April 15, causing yields to spike higher, the Funds benefited from their sizable investments in variable-rate issues.

      We made further purchases in tax-exempt notes in May and June, as the start of issuers' new fiscal years boosted the supplies and yields of those securities. As ample supplies created further opportunities in tax-exempt notes during the third quarter, we made additional purchases of those issues. The Funds' investments in variable-rate issues further enhanced returns during this time. Toward the end of the second quarter, Fund returns benefited as reduced demand for variable-rate issues put upward pressure on their yields. In the third quarter, variable-rate issues helped keep Fund returns in line with a changing yield environment.

Continued Focus on Liquidity

      Our typical year-end strategy is to purchase longer-term instruments that mature in February of the following year to avoid the lower yields that usually result from increased demand in November and December. We plan to emphasize shorter-term investments at the end of 1999 to provide sufficient liquidity for any market volatility that Y2K concerns might bring. Although supplies of variable-rate securities have recently begun to shrink as issuers favor longer-term debt, we expect to continue emphasizing variable-rate instruments where we can. This should help us remain responsive to further fluctuations in yields.

Galaxy Massachusetts Municipal Money Market Fund

Distribution of Total Net Assets as of October 31, 1999

[The following information was depicted as a pie chart in the printed material.]

Massachusetts 80%
South 10%
Pacific 4%
East 3%
North Central 2%
Mountain, Other Territories, Cash Equivalents
   & Net Other Assets and Liabilities 1%

Galaxy Massachusetts Municipal Money Market Fund

7-Day Average Yield (%)

[The following information was depicted as a line chart in the printed material.]

                                 11/01/1998     10/31/1999
Retail A                            2.61%          2.73%

November 1, 1998                                                October 31, 1999

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Advisor is presently waiving fees and/or reimbursing expenses and may revise or discontinue such practice at any time. Without such waivers and/or reimbursements, performance would be lower. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and exclude the deduction of any contingent deferred sales charge unless otherwise indicated. Retail B Shares of the Galaxy Money Market Fund are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year after purchase. The charge decreases to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively. Retail B Shares automatically convert to Retail A Shares after six years. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

Shareholder Services

"A well-balanced asset allocation plan may help to control your risk while pursuing your goals."

AUTOMATIC INVESTMENT PROGRAM

The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings, or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION

A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while pursuing your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of invest ment choices can be used in combination to match the needs of nearly everyone.

EXCHANGE PRIVILEGES

As your investment needs change, you can conveniently exchange your shares in one Fund for shares in another Fund within the same share class.

CONSOLIDATED STATEMENTS

Timely, comprehensive mutual fund account statements offer detailed information on your individual account. If you have a FleetOne Gold or a Fleet Private Banking Account, your Galaxy Fund information can be added to these statements.

24-HOUR ACCESS TO REGISTERED REPRESENTATIVES

24 hours a day, seven days a week, 365 days a year, we are ready and available to help. Our toll-free telephone lines offer round-the-clock access to Fund information and services. Call toll-free 1-877-BUY-GALAXY (1-877-289-4252) for information on initial purchases and current performance.

--------------------------------------------------------------------------------
Certain shareholder services may not be available to Trust Share investors. Please consult the Fund Prospectus. Shares of the Funds are distributed through Provident Distributors, Inc., member NASD and SIPC.

Shareholder Information

--------------------------------------------------------------------------------
                                    TRUSTEES
                                  AND OFFICERS

                              Dwight E. Vicks, Jr.
                              Chairman and Trustee

                                 John T. O'Neill
                              President, Treasurer
                                   and Trustee

                                Louis DeThomasis,
                                  F.S.C., Ph.D.
                                     Trustee

                                Donald B. Miller
                                     Trustee

                                  James M. Seed
                                     Trustee

                               Bradford S. Wellman
                                     Trustee

                                    W. Bruce
                               McConnel, III, Esq.
                                    Secretary

                                  Jylanne Dunne
                               Vice President and
                               Assistant Treasurer

                                William Greilich
                                 Vice President

                               INVESTMENT ADVISOR

                                Fleet Investment
                                  Advisors Inc.
                                 75 State Street
                                   Boston, MA
                                      02109

                                   DISTRIBUTOR

                                    Provident
                               Distributors, Inc.
                           Four Falls Corporate Center
                                    6th Floor
                              West Conshohocken, PA
                                   19428-2961

                                  ADMINISTRATOR

                                    PFPC Inc.
                               4400 Computer Drive
                                  Westborough,
                            Massachusetts 01581-5108

                                     AUDITOR

                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, MA 02116

                                  LEGAL COUNSEL

                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
--------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from the Funds' distributor by calling toll-free 1-877-BUY-GALAXY (1-877-289-4252). Read the prospectus carefully before you invest.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, FleetBoston Corporation or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet Bank. Shares of the Funds are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the Funds, when redeemed, may be worth more or less than their original cost. An investment in the Funds involves investment risks, including the possible loss of principal amount invested. There is no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

                                 [RECYCLED LOGO]

                   This report was printed on recycled paper.

Money Market Fund

Portfolio of Investments
October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

COMMERCIAL PAPER (A) - 52.12%

                  Finance - 26.89%

$ 70,000,000      ABB Treasury Center USA
                  5.35%, 11/01/99 (C) .........................   $   70,000,000
  35,000,000      American Express Credit Corp.
                  5.29%, 11/02/99 .............................       34,994,857
  20,000,000      American Express Credit Corp.
                  5.29%, 11/08/99 .............................       19,979,428
  50,000,000      American Express Credit Corp.
                  5.27%, 12/02/99 .............................       49,773,097
  50,000,000      Associates Corp. of North America
                  5.29%, 11/01/99 .............................       50,000,000
  50,000,000      Associates Corp. of North America
                  5.30%, 11/17/99 .............................       49,882,222
  50,000,000      Associates Corp. of North America
                  5.30%, 11/29/99 .............................       49,793,889
  75,900,000      BellSouth Capital Funding Corp.
                  5.29%, 11/04/99 (C) .........................       75,866,541
  42,000,000      BellSouth Capital Funding Corp.
                  5.29%, 11/09/99 (C) .........................       41,950,627
  50,000,000      Ford Motor Credit Co.
                  5.30%, 11/16/99 .............................       49,889,583
  35,000,000      Ford Motor Credit Co.
                  5.30%, 11/30/99 .............................       34,850,569
  35,000,000      Ford Motor Credit Co.
                  5.31%, 12/03/99 .............................       34,834,800
  30,000,000      Ford Motor Credit Co.
                  5.32%, 12/08/99 .............................       29,835,967
  50,000,000      General Electric Capital Corp.
                  5.30%, 11/18/99 .............................       49,874,861
  25,000,000      General Electric Capital Corp.
                  5.34%, 12/09/99 .............................       24,859,083
  50,000,000      General Motors Acceptance Corp.
                  5.28%, 11/03/99 .............................       49,985,333
  50,000,000      General Motors Acceptance Corp.
                  5.32%, 11/30/99 .............................       49,785,722
  50,000,000      General Motors Acceptance Corp.
                  5.31%, 12/14/99 .............................       49,682,875
  40,000,000      International Lease Finance Corp.
                  5.30%, 11/24/99 .............................       39,864,556
  50,000,000      Morgan (J.P.) & Co.
                  5.35%, 11/15/99 .............................       49,895,972
  50,000,000      Morgan (J.P.) & Co.
                  5.30%, 11/17/99 .............................       49,882,222
  20,000,000      National Rural Utilities Cooperative
                  Finance Corp.
                  5.29%, 11/18/99 .............................       19,950,039
 105,000,000      Novartis Finance Corp.
                  5.35%, 11/01/99 (C) .........................      105,000,000
  10,000,000      USAA Capital Corp.
                  5.29%, 11/04/99 .............................        9,995,592
  16,500,000      USAA Capital Corp.
                  5.28%, 11/09/99 .............................       16,480,640
                                                                  --------------
                                                                   1,106,908,475
                                                                  --------------

                  Consumer Staples - 16.58%

  62,802,000      Abbott Laboratories
                  5.30%, 11/16/99 .............................       62,663,312
  32,000,000      Campbell Soup Co.
                  5.26%, 11/12/99 .............................       31,948,569
  50,000,000      DaimlerChrysler
                  5.30%, 11/19/99 .............................       49,867,500
  37,000,000      Heinz, (H.J.) Co.
                  5.30%, 11/08/99 .............................       36,961,870
  50,000,000      Heinz, (H.J.) Co.
                  5.29%, 11/12/99 .............................       49,919,181
 150,000,000      Koch Industries, Inc.
                  5.35%, 11/01/99 (C) .........................      150,000,000
 100,000,000      Merck & Co., Inc.
                  5.27%, 11/02/99 .............................       99,985,361
  88,325,000      Sara Lee Corp.
                  5.29%, 11/08/99 .............................       88,234,148
  40,000,000      Unilever Capital Corp.
                  5.27%, 11/23/99 (C) .........................       39,871,178
  32,000,000      Wal-Mart Stores, Inc.
                  5.29%, 11/09/99 (C) .........................       31,962,382
  41,500,000      Wal-Mart Stores, Inc.
                  5.30%, 11/23/99 (C) .........................       41,365,586
                                                                  --------------
                                                                     682,779,087
                                                                  --------------

                  Technology - 3.63%

  50,000,000      Hewlett-Packard Co.
                  5.28%, 11/09/99 .............................       49,941,333
  50,000,000      International Business Machines Corp.
                  5.30%, 12/06/99 .............................       49,742,361
  50,000,000      Motorola, Inc.
                  5.30%, 11/24/99 .............................       49,830,694
                                                                  --------------
                                                                     149,514,388
                                                                  --------------

                  Chemicals and Drugs - 3.34%

  40,000,000      Pfizer, Inc.
                  5.28%, 11/04/99 (C) .........................       39,982,400
  50,000,000      Pfizer, Inc.
                  5.28%, 11/08/99 (C) .........................       49,948,667
  31,000,000      Pfizer, Inc.
                  5.28%, 11/15/99 (C) .........................       30,936,347
  16,675,000      Pfizer, Inc.
                  5.28%, 11/17/99 (C) .........................       16,635,869
                                                                  --------------
                                                                     137,503,283
                                                                  --------------

                  Utilities - 1.68%

  54,000,000      Emerson Electric Co.
                  5.28%, 11/05/99 .............................       53,968,320
  15,192,000      Emerson Electric Co.
                  5.30%, 11/23/99 .............................       15,142,795
                                                                  --------------
                                                                      69,111,115
                                                                  --------------
                  Total Commercial Paper ......................    2,145,816,348
                  (Cost $2,145,816,348)                           --------------


                       See Notes to Financial Statements.

Money Market Fund

October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

CORPORATE NOTES AND BONDS - 30.07%

                  Banking - 19.52%

$ 40,000,000      American Express Centurion Bank
                  Bank Note
                  5.37%, 02/14/00 (B) .........................   $   40,000,000
  50,000,000      Bank One, N.A., Bank Note
                  6.16%, 10/16/00 (B) .........................       49,981,713
  50,000,000      Comerica Bank, Bank Note
                  5.41%, 11/23/99 (B) .........................       49,998,812
  50,000,000      Comerica Bank, Bank Note
                  5.42%, 09/01/00 (B) .........................       49,970,721
  70,000,000      Fifth Third Bancorp, Bank Note
                  5.30%, 11/19/99 .............................       70,000,000
  50,000,000      Fifth Third Bancorp, Bank Note
                  5.39%, 12/13/99 .............................       50,000,000
  50,000,000      First Union National Bank, Bank Note
                  5.49%, 11/22/99 (B) .........................       49,999,590
  50,000,000      First Union National Bank, Bank Note
                  5.50%, 11/29/99 (B) .........................       50,000,000
  50,000,000      Huntington National Bank, Bank Note
                  5.50%, 12/01/99 (B) .........................       49,998,794
  50,000,000      Huntington National Bank, Bank Note
                  5.52%, 12/03/99 (B) .........................       50,000,000
  50,000,000      Key Bank N.A., Bank Note
                  5.48%, 02/29/00 (B) .........................       49,997,815
  37,500,000      Key Bank N.A., Bank Note
                  5.35%, 06/26/00 (B) .........................       37,485,581
  37,000,000      Key Bank N.A., Bank Note
                  5.56%, 11/02/00 (B) .........................       37,066,958
  44,000,000      M & I Bank Northeast
                  6.36%, 10/26/00 .............................       44,000,000
  50,000,000      Mellon Bank, Bank Note
                  5.33%, 03/10/00 (B) .........................       49,993,038
  50,000,000      NationsBank, N.A., Bank Note
                  5.37%, 12/15/99 (B) .........................       49,997,628
  25,000,000      Old Kent Bank, Bank Note
                  5.35%, 03/10/00 (B) .........................       24,996,497
                                                                  --------------
                                                                     803,487,147
                                                                  --------------

                  Finance - 5.73%

  50,000,000      Deere (John) Capital Corp., MTN
                  5.50%, 12/10/99 (B) .........................       49,997,648
  50,000,000      IBM Credit Corp., MTN
                  5.49%, 12/07/99 (B) .........................       50,000,000
  36,000,000      IBM Credit Corp., MTN
                  5.90%, 08/07/00 .............................       35,988,739
 100,000,000      Texaco Capital, Inc., MTN
                  5.19%, 05/03/00 (B) .........................       99,952,743
                                                                  --------------
                                                                     235,939,130
                                                                  --------------

                  Utilities (B) - 4.21%

  75,000,000      AT & T Corp.
                  6.14%, 07/13/00 (D) .........................       74,979,041
  60,000,000      National Rural Utilities
                  Cooperative, MTN
                  5.48%, 06/26/00 .............................       59,996,433
  38,500,000      National Rural Utilities
                  Cooperative, MTN
                  5.40%, 08/02/00 .............................       38,493,946
                                                                  --------------
                                                                     173,469,420
                                                                  --------------

                  Consumer Staples (B) - 0.61%

  25,000,000      Anheuser-Busch Cos., Inc.
                  5.31%, 06/16/00 (D) .........................       24,983,124
                                                                  --------------
                  Total Corporate Notes and Bonds .............    1,237,878,821
                  (Cost $1,237,878,821)                           --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.02%

                  Federal Home Loan
                  Mortgage Corporation (A) - 6.90%

  50,000,000      5.20%, 11/09/99 .............................       49,942,222
  40,000,000      5.21%, 11/12/99 .............................       39,936,322
  45,000,000      5.20%, 11/15/99 .............................       44,909,000
  50,000,000      5.21%, 11/16/99 .............................       49,891,458
  50,000,000      5.22%, 11/26/99 .............................       49,818,750
  50,000,000      5.26%, 12/17/99 .............................       49,663,945
                                                                  --------------
                                                                     284,161,697
                                                                  --------------

                  Federal National
                  Mortgage Association (A) - 2.80%

  31,257,000      5.25%, 11/03/99 .............................       31,247,883
  84,062,000      5.22%, 11/12/99 .............................       83,927,921
                                                                  --------------
                                                                     115,175,804
                                                                  --------------

                  Federal Home Loan Bank - 0.32%

  13,000,000      5.92%, 10/13/00 .............................       12,988,661
                                                                  --------------
                  Total U.S. Government and
                  Agency Obligations ..........................      412,326,162
                  (Cost $412,326,162)                             --------------


                       See Notes to Financial Statements.

Money Market Fund

October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

CERTIFICATES OF DEPOSIT - 7.73%

$ 50,000,000      Bank of Nova Scotia
                  5.31%, 04/20/00 (B) .........................   $   50,012,073
  50,000,000      Canadian Imperial Bank
                  5.25%, 05/10/00 .............................       49,988,419
  15,000,000      Key Bank N.A.
                  5.71%, 07/12/00 .............................       14,995,501
  74,500,000      Royal Bank of Canada, Yankee
                  5.27%, 03/02/00 .............................       74,486,827
  29,000,000      Toronto Dominion Holdings, Yankee
                  5.27%, 03/02/00 .............................       28,995,338
 100,000,000      UBS AG, Yankee
                  5.28%, 03/03/00 .............................       99,987,035
                                                                  --------------
                  Total Certificates of Deposit ...............      318,465,193
                  (Cost $318,465,193)
                                                                  --------------

Total Investments - 99.94% ....................................    4,114,486,524
(Cost $4,114,486,524)*                                            --------------

Net Other Assets and Liabilities - 0.06% ......................        2,536,338
                                                                  --------------
Net Assets - 100.00% ..........................................   $4,117,022,862
                                                                  ==============

----------
*     Aggregate cost for federal tax purposes.
(A)   Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 1999.
(C) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At October 31,1999, these securities amounted to $693,519,597 or 16.85% of net assets.
(D) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At October 31,1999, these securities amounted to $99,962,165 or 2.43% of net assets.
MTN   Medium Term Note


                       See Notes to Financial Statements.

Government Fund

Portfolio of Investments
October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 84.14%

                  Federal National
                  Mortgage Association - 31.21%

$ 69,532,000      5.25%, 11/09/99 (A) .........................  $   69,450,959
  50,000,000      5.22%, 11/12/99 (A) .........................      49,920,250
  40,000,000      5.24%, 12/10/99 (A) .........................      39,772,933
  29,000,000      5.23%, 12/16/99 (A) .........................      28,810,412
  48,325,000      5.24%, 12/17/99 (A) .........................      48,001,544
  15,000,000      5.56%, 01/20/00 (A) .........................      14,814,667
  18,000,000      5.23%, 07/26/00 (B) .........................      17,991,762
  25,000,000      5.18%, 08/04/00 (B) .........................      24,988,648
                                                                 --------------
                                                                    293,751,175
                                                                 --------------

                  Federal Home Loan
                  Mortgage Corporation - 30.15%

  22,508,000      5.20%, 11/03/99 (A) .........................      22,501,498
  50,000,000      5.26%, 11/04/99 (A) .........................      49,978,083
  40,000,000      5.20%, 11/09/99 (A) .........................      39,953,778
  25,000,000      5.21%, 11/10/99 (A) .........................      24,967,438
  70,000,000      5.22%, 11/16/99 (A) .........................      69,847,833
  45,000,000      5.22%, 11/26/99 (A) .........................      44,836,875
  21,762,000      5.17%, 12/01/99 (A) .........................      21,668,242
  10,000,000      5.21%, 05/18/00 (B) .........................       9,994,609
                                                                 --------------
                                                                    283,748,356
                                                                 --------------

                  Federal Home Loan Bank - 20.12%

  40,000,000      5.17%, 11/10/99 (A) .........................      39,948,300
  10,000,000      5.11%, 11/17/99 (A) .........................       9,977,289
  30,000,000      5.16%, 03/08/00 .............................      29,990,914
  30,500,000      5.20%, 05/26/00 .............................      30,493,617
  15,000,000      5.23%, 07/28/00 (B) .........................      14,993,361
  30,000,000      5.71%, 08/09/00 .............................      29,985,438
  15,000,000      5.92%, 10/04/00 (B) .........................      14,990,474
  19,000,000      5.92%, 10/13/00 .............................      18,983,427
                                                                 --------------
                                                                    189,362,820
                                                                 --------------

                  Federal Farm Credit Bank (B) - 2.66%

  25,000,000      5.24%, 09/01/00 .............................      24,993,750
                                                                 --------------
                  Total U.S. Government
                  and Agency Obligations ......................     791,856,101
                  (Cost $791,856,101)                            --------------

REPURCHASE AGREEMENT - 16.52%

 155,435,000      Repurchase Agreement with:
                  J.P. Morgan
                  5.22%, 11/01/99, dated 10/29/99
                  Repurchase Price $155,502,614
                  (Collateralized by U.S. Treasury
                  Notes and Bonds
                  4.63% to 8.88%, Due 11/30/00
                  to 08/15/17
                  Total Par $143,664,000
                  Market Value $158,544,568) ..................     155,435,000
                                                                 --------------
                  Total Repurchase Agreement ..................     155,435,000
                  (Cost $155,435,000)                            --------------

Total Investments - 100.66% ...................................     947,291,101
(Cost $947,291,101)*                                             --------------

Net Other Assets and Liabilities - (0.66)% ....................      (6,227,383)
                                                                 --------------
Net Assets - 100.00% ..........................................  $  941,063,718
                                                                 ==============

----------
*     Aggregate cost for federal tax purposes.
(A)   Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 1999.


                       See Notes to Financial Statements.

Tax-Exempt Fund

Portfolio of Investments
October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

MUNICIPAL SECURITIES - 98.22%

                  Alabama - 3.24%

$ 6,000,000       Chatom IDB, PCR
                  National Rural Utilities CFC
                  3.45%, 11/17/99 .............................   $    6,000,000
 15,000,000       Montgomery County, IDB
                  3.55%, 11/02/99
                  Guaranteed: General Electric Co. ............       15,000,000
  1,200,000       North Alabama, PCR
                  Environmental Improvement Authority
                  Reynolds Metals
                  3.65%, 12/01/00 (A)
                  LOC: Bank of Nova Scotia ....................        1,200,000
  1,000,000       Phoenix County IDB
                  Environmental Improvements
                  Georgia Kraft Project
                  3.60%, 12/01/15 (A)
                  LOC: Deutsche Bank AG .......................        1,000,000
                                                                  --------------
                                                                      23,200,000
                                                                  --------------

                  Alaska - 1.23%

  3,400,000       Valdez Marine Terminal Revenue
                  Exxon Pipeline Co. Project, Series B
                  3.50%, 12/01/33 (A) .........................        3,400,000
  5,400,000       Valdez Marine Terminal Revenue
                  Exxon Pipeline Co. Project, Series C
                  3.50%, 12/01/33 (A) .........................        5,400,000
                                                                  --------------
                                                                       8,800,000
                                                                  --------------

                  Arizona - 1.96%

 14,000,000       Maricopa County, PCR
                  Arizona Public Service Co.
                  Series A
                  3.50%, 05/01/29 (A)
                  LOC: Morgan Guaranty Trust Co. ..............       14,000,000
                                                                  --------------

                  Arkansas - 1.13%

  5,900,000       Crossett, PCR
                  Georgia Pacific Corp. Project
                  3.45%, 10/01/07 (A)
                  LOC: Wachovia Bank N.A. .....................        5,900,000
  2,200,000       Pulaski County, PCR
                  Minnesota Mining & Manufacturing
                  3.40%, 08/01/22 (A) .........................        2,200,000
                                                                  --------------
                                                                       8,100,000
                                                                  --------------

                  California - 0.84%

  1,000,000       Los Angeles Regional
                  Airports Improvement Corp.
                  American Airlines, Inc., Series A
                  LA International Airport
                  3.65%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A. ....................        1,000,000
  5,000,000       Los Angeles Regional
                  Airports Improvement Corp.
                  Lease Revenue
                  LAX Two Corp
                  3.65%, 12/01/25 (A)
                  LOC: Societe Generale .......................        5,000,000
                                                                  --------------
                                                                       6,000,000
                                                                  --------------

                  Colorado - 0.96%

  3,815,000       Colorado State HFA
                  Boulder Community Hospital Project
                  Series B
                  3.45%, 10/01/14 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland NV ..................        3,815,000
  3,070,000       Colorado State HFA
                  Boulder Community Hospital Project
                  Series C
                  3.45%, 10/01/14 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland NV ..................        3,070,000
                                                                  --------------
                                                                       6,885,000
                                                                  --------------

                  Florida - 1.40%

 10,000,000       Putnam County Development
                  Authority, PCR, Seminole Electric
                  Cooperative, Series D
                  3.13%, 12/15/09 (A)
                  Guaranteed: National Rural
                  Utilities CFC ...............................       10,000,000
                                                                  --------------

                  Georgia - 5.30%

  8,495,000       Burke County Development
                  Authority, PCR, Oglethorpe
                  Power Corp., Series A
                  3.50%, 01/01/16 (A)
                  Insured: FGIC
                  SPA: Canadian Imperial
                  Bank of Commerce ............................        8,495,000
  4,955,000       Georgia State, GO
                  Series A
                  5.80%, 03/01/00 .............................        4,997,841
  9,000,000       Municipal Electric Authority
                  Project One, Series B
                  3.40%, 01/01/16 (A)
                  LOC: ABN-AMRO Bank N.V. .....................        9,000,000


                       See Notes to Financial Statements.

Tax-Exempt Fund

October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

                  Georgia (continued)

$13,600,000       Municipal Electric Authority
                  Project One, Series C
                  3.40%, 01/01/20 (A)
                  LOC: ABN-AMRO Bank N.V. .....................   $   13,600,000
  1,900,000       Municipal Electric Authority
                  Project One, Series D
                  3.40%, 01/01/22 (A)
                  LOC: ABN-AMRO Bank N.V. .....................        1,900,000
                                                                  --------------
                                                                      37,992,841
                                                                  --------------

                  Illinois - 3.76%

  4,900,000       Chicago O'Hare International Airport
                  American Airlines, Series C
                  3.60%, 12/01/17(A)
                  LOC: Royal Bank of Canada ...................        4,900,000
  5,000,000       Illinois Development Finance
                  Authority, PCR, Illinois Power Co.
                  Project, Series A
                  3.45%, 11/01/28 (A)
                  LOC: ABN-AMRO Bank N.V. .....................        5,000,000
  9,800,000       Illinois Educational Facility
                  Authority Revenue
                  3.60%, 11/17/99
                  LOC: Northern Trust Co. .....................        9,800,000
  5,100,000       Joliet Regional Port District
                  Marine Terminal Revenue
                  Exxon Project
                  3.50%, 10/01/24 (A) .........................        5,100,000
  2,100,000       Northbrook, IDR
                  Euromarket Designs, Inc.
                  3.50%, 07/01/02 (A)
                  LOC: Harris Trust & Savings Bank ............        2,100,000
                                                                  --------------
                                                                      26,900,000
                                                                  --------------

                  Indiana - 7.02%

  5,205,000       Fort Wayne Hospital Authority
                  Parkview Memorial Hospital
                  Series B
                  3.45%, 01/01/16 (A)
                  LOC: Bank of America NT & SA ................        5,205,000
  3,840,000       Fort Wayne Hospital Authority
                  Parkview Memorial Hospital
                  Series C
                  3.45%, 01/01/16 (A)
                  LOC: Bank of America NT & SA ................        3,840,000
  5,000,000       Indiana State Development Finance
                  Authority, Environmental Revenue
                  USX Corp. Project
                  3.45%, 12/01/22 (A)
                  LOC: Bank of Nova Scotia ....................        5,000,000
 16,000,000       Mount Vernon County
                  3.55%, 11/02/99
                  Guaranteed: General Electric Co. ............       16,000,000
  8,700,000       Princeton Industrial, PCR
                  PSI Energy, Inc. Project
                  3.50%, 03/01/19 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ............................        8,700,000
 11,500,000       Sullivan Industrial Pollution Control
                  3.55%, 11/04/99
                  Guaranteed: National Rural Utility CFC ......       11,500,000
                                                                  --------------
                                                                      50,245,000
                                                                  --------------

                  Kentucky - 3.33%

  8,800,000       Ashland, PCR
                  Ashland Oil, Inc. Project
                  3.35%, 04/01/09 (A)
                  LOC: Suntrust Bank ..........................        8,800,000
 15,000,000       Kentucky Asset Liability Commission
                  General Fund Revenue, TRAN
                  Series A
                  4.25%, 06/28/00 .............................       15,083,207
                                                                  --------------
                                                                      23,883,207
                                                                  --------------

                  Louisiana - 8.28%

  9,800,000       Ascension Parish, PCR
                  Shell Oil Co.
                  3.35%, 05/01/26 (A) .........................        9,800,000
  1,800,000       Lake Charles Harbor &
                  Terminal District
                  Port Facilities Revenue
                  Citgo Petroleum Corp.
                  3.50%, 08/01/07 (A)
                  LOC: Westdeutsche Landesbank ................        1,800,000
  1,100,000       Lake Charles Harbor &
                  Terminal District
                  Revenue Updates
                  Reynolds Metals Co. Project
                  3.50%, 05/01/06 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ............................        1,100,000
 11,700,000       Louisiana State Offshore Terminal
                  Authority, Deepwater Port Revenue
                  Loop, Inc., 1st Stage
                  3.55%, 09/01/06
                  LOC: UBS AG .................................       11,700,000
 11,100,000       Louisiana State Offshore Terminal
                  Authority, Deepwater Port Revenue
                  Loop, Inc., 1st Stage A
                  3.50%, 09/01/08 (A)
                  LOC: UBS AG .................................       11,100,000
  1,000,000       Louisiana Public Facilities Authority
                  PCR, Ciba-Geigy Corp. Project
                  3.45%, 12/01/04 (A)
                  LOC: UBS AG .................................        1,000,000
  8,800,000       St. Charles Parish, PCR
                  Shell Oil Co. Project
                  3.35%, 06/01/05 (A) .........................        8,800,000


                       See Notes to Financial Statements.

Tax-Exempt Fund

October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

                  Louisiana (continued)

$14,000,000       St. James Parish, PCR
                  3.50%, 01/19/00
                  Guaranteed: Texaco, Inc. ....................   $   14,000,000
                                                                  --------------
                                                                      59,300,000
                                                                  --------------

                  Massachusetts - 1.79%

  6,000,000       Brookline, BAN, GO
                  3.25%, 12/16/99 .............................        6,002,515
  3,000,000       Massachusetts State Housing Finance
                  Agency, Multi-Family, Series A
                  3.35%, 12/01/25 (A)
                  LOC: GNMA
                  SPA: Republic National
                  Bank of New York ............................        3,000,000
  3,850,000       Stoneham, BAN, GO
                  3.25%, 11/16/99 .............................        3,850,538
                                                                  --------------
                                                                      12,853,053
                                                                  --------------

                  Michigan - 1.33%

  9,535,000       Michigan State University
                  Revenue, Series A-2
                  3.45%, 08/15/22 (A) .........................        9,535,000
                                                                  --------------

                  Mississippi - 2.88%

  1,100,000       Harrison County PCR
                  duPont (E.I) deNemours & Co.
                  3.50%, 09/01/10 (A) .........................        1,100,000
  2,000,000       Jackson County
                  Water System
                  3.35%, 11/01/24 (A)
                  Guaranteed: Chevron Corp. ...................        2,000,000
  1,600,000       Jackson County, PCR
                  Chevron USA, Inc. Project
                  3.50%, 12/01/16 (A) .........................        1,600,000
  2,240,000       Mississippi State, GO
                  Capital Improvements, Series B
                  4.50%, 11/01/99 .............................        2,240,000
 13,595,000       Mississippi State Highway Revenue
                  Four Lane Highway Project, Series 39
                  4.50%, 06/01/00 .............................       13,679,552
                                                                  --------------
                                                                      20,619,552
                                                                  --------------

                  Missouri - 0.85%

  6,100,000       Missouri State Environmental
                  Improvement and Energy Resources
                  Authority, Union Electric Co.
                  Project, PCR
                  3.30%, 02/18/00
                  LOC: UBS AG .................................        6,100,000
                                                                  --------------

                  Nevada - 1.08%

  7,700,000       Reno Hospital Revenue
                  St Mary's Regional Medical Center
                  Series B
                  3.65%, 05/15/23 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland NV ..................        7,700,000
                                                                  --------------

                  New Mexico - 2.86%

  3,900,000       Farmington, PCR
                  El Paso Electric Co.
                  Series A
                  3.55%, 11/01/13 (A)
                  LOC: Barclays Bank Plc ......................        3,900,000
 16,500,000       New Mexico State, TRAN
                  4.00%, 06/30/00 .............................       16,581,282
                                                                  --------------
                                                                      20,481,282
                                                                  --------------

                  New York - 1.58%

  6,300,000       Long Island Power Authority
                  Electric Systems Revenue
                  Series 6
                  3.65%, 05/01/33 (A)
                  LOC: ABN-AMRO Bank NV/
                  Morgan Guaranty Trust .......................        6,300,000
  5,000,000       New York City Municipal Water
                  Finance Authority, Water & Sewer
                  System Revenue, Series G
                  3.50%, 06/15/24 (A)
                  LOC: FGIC
                  SPA: FGIC-SPI ...............................        5,000,000
                                                                  --------------
                                                                      11,300,000
                                                                  --------------

                  North Carolina - 2.16%

  9,500,000       North Carolina Educational
                  Facilities Finance Agency
                  Bowman Gray School Project
                  3.50%, 09/01/26 (A)
                  LOC: Wachovia Bank, N.A. ....................        9,500,000
  6,000,000       Wake County Industrial Facilities &
                  Pollution Control Financing Authority
                  Carolina Power & Light
                  Co. Project, Series A
                  3.60%, 06/15/14 (A)
                  LOC: First National Bank of Chicago .........        6,000,000
                                                                  --------------
                                                                      15,500,000
                                                                  --------------

                  Ohio - 0.50%

  1,700,000       Evendale, IDR
                  SHV Real Estate, Inc.
                  3.35%, 09/01/15 (A)
                  LOC: ABN-AMRO Bank NV .......................        1,700,000


                       See Notes to Financial Statements.

Tax-Exempt Fund

October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

                  Ohio (continued)

$ 1,900,000       Ohio State Air Quality
                  Development Authority Revenue
                  Cincinnati Gas & Electric, Series A
                  3.50%, 09/01/30 (A)
                  LOC: ABN-AMRO Bank NV .......................   $    1,900,000
                                                                  --------------
                                                                       3,600,000
                                                                  --------------

                  Oregon - 0.92%

  6,600,000       Port Portland, PCR
                  Reynolds Metals Co.
                  3.65%, 12/01/09 (A)
                  LOC: Bank of Nova Scotia ....................        6,600,000
                                                                  --------------

                  Pennsylvania - 8.10%

  2,000,000       Beaver County IDA, PCR
                  Duquesne-Beaver Valley, Series A
                  3.40%, 08/01/20 (A)
                  LOC: Barclays Bank Plc ......................        2,000,000
  6,900,000       Beaver County IDA, PCR
                  Duquesne-Mansfield, Series B
                  3.40%, 08/01/09 (A)
                  LOC: Barclays Bank Plc ......................        6,900,000
  3,500,000       Chester County IDA, IDR
                  General Motors Corp. Project
                  3.50%, 08/01/01 (A) .........................        3,500,000
  3,005,000       Delaware County IDA
                  Resource Recovery Facility, Series G
                  3.40%, 12/01/31 (A)
                  Guaranteed: General Electric
                  Capital Corp. ...............................        3,005,000
  2,140,000       Delaware County IDA
                  Resource Recovery Facility
                  Series G
                  3.40%, 12/01/31 (A)
                  Guaranteed: General Electric
                  Capital Corp. ...............................        2,140,000
  6,300,000       Delaware County Industrial, PCR
                  Philadelphia Electric
                  3.35%, 11/09/99
                  Insured: FGIC ...............................        6,300,000
  6,000,000       Delaware Valley Regional
                  Finance Authority, Local
                  Government Revenue
                  3.50%, 08/01/16 (A)
                  LOC: Credit Suisse First Boston .............        6,000,000
  3,100,000       Delaware Valley Regional
                  Finance Authority, Local
                  Government Revenue, Series A
                  3.50%, 12/01/19 (A)
                  LOC: Credit Suisse First Boston .............        3,100,000
  5,000,000       Delaware Valley Regional
                  Finance Authority, Local
                  Government Revenue, Series B
                  3.50%, 12/01/20 (A)
                  LOC: Credit Suisse First Boston .............        5,000,000
  8,100,000       Delaware Valley Regional
                  Finance Authority, Local
                  Government Revenue, Series C
                  3.50%, 12/01/20 (A)
                  LOC: Credit Suisse First Boston .............        8,100,000
 12,000,000       Quakertown General Authority Revenue
                  Pooled Financing Program, Series A
                  3.60%, 06/01/28 (A)
                  LOC: PNC Bank, N.A. .........................       12,000,000
                                                                  --------------
                                                                      58,045,000
                                                                  --------------

                  South Carolina - 3.25%

 13,260,000       South Carolina Jobs
                  Economic Development Authority
                  St. Francis Hospital
                  3.65%, 07/01/22 (A)
                  LOC: Chase Manhattan Bank ...................       13,260,000
 10,000,000       Spartanburg County
                  Health Services District, Inc.
                  Hospital Revenue
                  3.45%, 04/15/23 (A)
                  LOC: MBIA
                  SPA: NationsBank N.A. .......................       10,000,000
                                                                  --------------
                                                                      23,260,000
                                                                  --------------

                  Tennessee - 2.15%

  8,400,000       Metropolitan Nashville Airport
                  Authority Special Facilities Revenue
                  American Airlines Project, Series A
                  3.65%, 10/01/12 (A)
                  LOC: Credit Suisse First Boston .............        8,400,000
  1,200,000       Sullivan County IDB, PCR
                  Mead Corp. Project
                  3.60%, 10/01/16 (A)
                  LOC: UBS AG .................................        1,200,000
  2,300,000       Tennessee State, BAN, GO, Series C
                  3.50%, 07/02/01 (A)
                  SPA: Tennessee Conservative
                  Retirement System ...........................        2,300,000
  3,450,000       Tennessee State, GO
                  Series A
                  5.00%, 05/01/00 .............................        3,483,137
                                                                  --------------
                                                                      15,383,137
                                                                  --------------

                  Texas - 18.97%

  2,750,000       Dallas, GO
                  7.50%, 02/15/00 .............................        2,785,941
  2,300,000       Grapevine IDC
                  American Airlines, Series A2
                  3.65%, 12/01/24 (A)
                  LOC: Morgan Guaranty Trust ..................        2,300,000


                       See Notes to Financial Statements.

Tax-Exempt Fund

October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

                  Texas (continued)

$ 5,690,000       Guadalupe-Blanco River Authority
                  PCR, Central Power & Light Co. Project
                  3.50%, 11/01/15 (A)
                  LOC: ABN-AMRO Bank NV .......................   $    5,690,000
 11,700,000       Gulf Coast Waste Disposal Authority
                  PCR, Amoco Oil Co. Project
                  3.50%, 10/01/17 (A) .........................       11,700,000
 12,500,000       Gulf Coast Waste Disposal
                  Authority, PCR
                  Exxon Project
                  3.40%, 10/01/24 (A) .........................       12,500,000
 13,000,000       Harris County IDC
                  Baytank Houston, Inc. Project
                  3.40%, 02/01/20 (A)
                  LOC: Rabobank Nederland .....................       13,000,000
 10,000,000       Hockley County IDC, PCR
                  Amoco Project, Standard Oil Co.
                  3.60%, 03/01/14 (A) .........................       10,001,042
 10,000,000       Houston Higher Education Finance Corp.
                  Rice University, Series A
                  3.75%, 05/10/00 .............................       10,000,000
 15,000,000       Houston, TRAN
                  4.25%, 06/30/00 .............................       15,086,424
  3,700,000       Lone Star Airport
                  Improvement Authority
                  American Airlines, Inc., Series A-3
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ...................        3,700,000
  2,770,000       Lone Star Airport
                  Improvement Authority
                  American Airlines, Inc., Series A-4
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ...................        2,770,000
  1,300,000       Lone Star Airport
                  Improvement Authority
                  American Airlines, Inc., Series A-5
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ...................        1,300,000
  1,800,000       Lone Star Airport
                  American Airlines, Inc., Series B-3
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ...................        1,800,000
 13,250,000       Lower Neches Valley Authority
                  Chevron USA, Inc. Project
                  3.45%, 02/15/17 (A) .........................       13,250,000
  5,110,000       North Central HFDC
                  Presbyterian Medical Center
                  Series D
                  3.65%, 12/01/15 (A)
                  LOC: MBIA
                  SPA: NationsBank of Texas ...................        5,110,000
 14,300,000       Sabine River Authority, PCR
                  Texas Utilities Project, Series A
                  3.50%, 03/01/26 (A)
                  Insured: AMBAC
                  SPA: Bank of New York .......................       14,300,000
 10,500,000       Texas, TRAN
                  Series A
                  4.50%, 08/31/00 .............................       10,567,426
                                                                  --------------
                                                                     135,860,833
                                                                  --------------

                  Utah - 2.72%

 10,000,000       Utah State, GO
                  Series B
                  3.35%, 07/01/16 (A)
                  SPA: Toronto Dominion Bank ..................       10,000,000
  9,500,000       Utah State, GO
                  Series C
                  3.40%, 07/01/16 (A)
                  SPA: Toronto Dominion Bank ..................        9,500,000
                                                                  --------------
                                                                      19,500,000
                                                                  --------------

                  Virginia - 0.75%

  5,400,000       Peninsula Ports Authority
                  Coal Term Revenue
                  Dominion Terminal Project
                  Series C
                  3.65%, 07/01/16 (A)
                  LOC: Barclays Bank Plc ......................        5,400,000
                                                                  --------------

                  Washington - 2.34%

  6,750,000       Seattle Municipal Light and Power
                  Revenue
                  3.50%, 11/16/99
                  SPA: Morgan Guaranty Trust ..................        6,750,000
  1,000,000       Snohomish County Public Utility
                  District No. 1, Electric Revenue
                  Generation System
                  3.45%, 01/01/25 (A)
                  Insured: MBIA
                  SPA: Bayerische Vereinsbank .................        1,000,000
  5,025,000       Washington State
                  Public Power Supply System
                  Nuclear Project No. 1 Revenue
                  Series 1A-1
                  3.400%, 07/01/17 (A)
                  LOC: Bank of America NT & SA ................        5,025,000
  3,950,000       Washington State
                  Public Power Supply System
                  Nuclear Project No. 1
                  Series 1A-3
                  3.35%, 07/01/17 (A)
                  LOC: Morgan Guaranty Trust ..................        3,950,000
                                                                  --------------
                                                                      16,725,000
                                                                  --------------


                       See Notes to Financial Statements.

Tax-Exempt Fund

October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

                  Wisconsin - 1.03%

$ 7,355,000       Wisconsin State, GO
                  Series A
                  4.25%, 05/01/00 .............................   $    7,403,826
                                                                  --------------

                  Wyoming - 4.51%

 10,000,000       Kemmerer, PCR
                  Exxon Project
                  3.50%, 11/01/14 (A) .........................       10,000,000
  1,000,000       Platte County, PCR
                  Tri-State G & T, Series A
                  3.75%, 07/01/14 (A)
                  LOC: National Rural Utility CFC .............        1,000,000
 12,100,000       Sweetwater County, PCR
                  Pacific Corp Project
                  3.65%, 02/11/00
                  LOC: UBS AG .................................       12,100,000
  2,400,000       Sweetwater County, PCR
                  Pacific Corp Project
                  3.75%, 02/11/00
                  LOC: UBS AG .................................        2,400,000
  5,800,000       Uinta County, PCR
                  Amoco, Inc.
                  3.50%, 07/01/26 (A) .........................        5,800,000
  1,000,000       Uinta County, PCR
                  Chevron USA, Inc.
                  3.50%, 04/01/10 (A) .........................        1,000,000
                                                                  --------------
                                                                      32,300,000
                                                                  --------------
                  Total Municipal Securities ..................      703,472,731
                  (Cost $703,472,731)                             --------------

INVESTMENT COMPANIES - 0.49%

  Shares                                                               Value
 ---------                                                           ---------

    205,069       Dreyfus Tax Exempt Cash
                  Management Fund .............................          205,069
  3,289,768       Federated Investors Tax-Free
                  Obligations Fund ............................        3,289,768
                                                                  --------------
                  Total Investment Companies ..................        3,494,837
                  (Cost $3,494,837)                               --------------

Total Investments - 98.71% ....................................      706,967,568
(Cost $706,967,568)*                                              --------------

Net Other Assets and Liabilities - 1.29% ......................        9,227,149
                                                                  --------------
Net Assets - 100.00% ..........................................   $  716,194,717
                                                                  ==============

----------
*       Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at October 31, 1999.
AMBAC   American Municipal Bond Assurance Corp.
BAN     Bond Anticipation Notes
CFC     Cooperative Finance Corp.
FGIC    Federal Guaranty Insurance Corp.
GNMA    Government National Mortgage Association
GO      General Obligation
HFA     Health Facilities Authority
HFDC    Health Facilities Development Corp.
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDC     Industrial Development Corp.
IDR     Industrial Development Revenue
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Polution Control Revenue
SPA     Stand-by Purchase Agreement
TRAN    Tax and Revenue Anticipation Notes


                       See Notes to Financial Statements.

U.S. Treasury Fund

Portfolio of Investments
October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 98.92%

                  U.S. Treasury Bills (A) - 42.93%

$ 30,000,000      4.72%, 11/04/99 .............................   $   29,988,212
  85,000,000      4.59%, 11/12/99 .............................       84,880,741
  60,000,000      4.63%, 11/18/99 .............................       59,868,958
  65,000,000      4.80%, 12/02/99 .............................       64,731,226
 110,000,000      4.57%, 12/09/99 .............................      109,463,302
  40,000,000      4.56%, 12/16/99 .............................       39,772,000
  45,000,000      4.68%, 12/23/99 .............................       44,696,125
  15,000,000      4.80%, 01/27/00 .............................       14,820,200
                                                                  --------------
                                                                     448,220,764
                                                                  --------------

                  Federal Home Loan Bank - 28.19%

 135,477,000      5.16%, 11/01/99 (A) .........................      135,477,000
  20,000,000      5.17%, 11/10/99 (A) .........................       19,974,150
  45,000,000      5.16%, 03/08/00 .............................       44,986,371
  35,000,000      5.23%, 07/28/00 (B) .........................       34,984,508
  25,000,000      5.71%, 08/09/00 .............................       24,987,865
  25,000,000      5.92%, 10/04/00 (B) .........................       24,984,123
   9,000,000      5.92%, 10/13/00 .............................        8,992,150
                                                                  --------------
                                                                     294,386,167
                                                                  --------------

                  U.S. Treasury Notes - 24.93%

  80,000,000      5.88%, 11/15/99 .............................       80,030,650
 100,000,000      5.63%, 11/30/99 .............................      100,057,723
  40,000,000      7.75%, 11/30/99 .............................       40,089,872
  20,000,000      5.63%, 12/31/99 .............................       20,014,960
  20,000,000      7.75%, 12/31/99 .............................       20,087,963
                                                                  --------------
                                                                     260,281,168
                                                                  --------------

                  Federal Farm Credit Bank (B) - 2.87%

  30,000,000      5.24%, 09/01/00 .............................       29,992,500
                                                                  --------------

Total Investments - 98.92% ....................................    1,032,880,599
(Cost $1,032,880,599)*                                            --------------

Net Other Assets and Liabilities - 1.08% ......................       11,274,822
                                                                  --------------
Net Assets - 100.00% ..........................................   $1,044,155,421
                                                                  ==============

----------
*     Aggregate cost for federal tax purposes.
(A)   Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 1999.


                       See Notes to Financial Statements.

Connecticut Municipal Money Market Fund

Portfolio of Investments
October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

MUNICIPAL SECURITIES - 99.81%

                  Alaska - 2.59%

$ 2,800,000       Valdez Marine Terminal Revenue
                  Exxon Pipeline Co. Project, Series B
                  3.50%, 12/01/33 (A) .........................   $    2,800,000
  3,500,000       Valdez Marine Terminal Revenue
                  Exxon Pipeline Co. Project, Series C
                  3.50%, 12/01/33 (A) .........................        3,500,000
                                                                  --------------
                                                                       6,300,000
                                                                  --------------

                  Arizona - 1.98%

  3,100,000       Farmington, NM, PCR
                  Arizona Public Services Co.
                  Series A
                  3.55%, 05/01/24 (A)
                  LOC: Bank of America, NT & SA ...............        3,100,000
  1,720,000       Farmington, NM, PCR
                  Arizona Public Services Co.
                  Series B
                  3.55%, 09/01/24 (A)
                  LOC: Barclays Bank Plc ......................        1,720,000
                                                                  --------------
                                                                       4,820,000
                                                                  --------------

                  California - 1.23%

  1,000,000       Los Angeles Regional Airports
                  Improvement Corp.
                  Lease Revenue
                  LA International Airport, Series A
                  3.65%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A. ....................        1,000,000
  2,000,000       Los Angeles Regional Airports
                  Improvement Corp.
                  Lease Revenue, Lax Two Corp.
                  3.65%, 12/01/25 (A)
                  LOC: Societe Generale .......................        2,000,000
                                                                  --------------
                                                                       3,000,000
                                                                  --------------

                  Connecticut - 62.09%

  6,100,000       Connecticut State
                  Series B, GO
                  3.35%, 05/15/14 (A)
                  SPA: Bayerische Landesbank GZ ...............        6,100,000
  2,600,000       Connecticut State
                  Development Authority, PCR
                  Central Vermont Public Service
                  3.30%, 12/01/15 (A)
                  LOC: Toronto Dominion Bank ..................        2,600,000
  1,300,000       Connecticut State
                  Development Authority
                  Conco Project
                  3.25%, 11/01/05 (A)
                  LOC: Bayerische Vereinsbank AG ..............        1,300,000
 11,140,000       Connecticut State
                  Development Authority
                  Health Care Corp.
                  for Independent Living
                  3.30%, 07/01/15 (A)
                  LOC: Chase Manhattan Bank, NA ...............       11,140,000
  7,000,000       Connecticut State HEFA
                  Stamford Hospital Issue, Series H
                  3.20%, 07/01/24 (A)
                  Insured: MBIA
                  SPA: Chase Manhattan Bank, NA ...............        7,000,000
  7,500,000       Connecticut State HEFA
                  Yale University
                  3.40%, 12/09/99 (A) .........................        7,500,000
  5,000,000       Connecticut State HEFA
                  Yale University, Series T-1
                  3.40%, 07/01/29 (A) .........................        5,000,000
  2,000,000       Connecticut State HEFA
                  Yale University, Series T-2
                  3.40%, 07/01/29 (A) .........................        2,000,000
  2,500,000       Connecticut State
                  Housing Finance Authority
                  Subject to AMT
                  3.45%, 12/08/99 (A)
                  SPA: Morgan Trust Guaranty ..................        2,500,000
  4,700,000       Connecticut State
                  Housing Finance Authority
                  Housing Mortgage Finance Program
                  Series D-3
                  3.20%, 11/15/28 (A)
                  Insured: AMBAC
                  SPA: Landesbank Hessen-Thrgn ................        4,700,000
  8,100,000       Connecticut State
                  Housing Finance Authority
                  Housing Mortgage Finance Program
                  Series G
                  3.35%, 05/15/18 (A)
                  Insured: AMBAC
                  SPA: Morgan Guaranty Trust ..................        8,100,000
  3,600,000       Connecticut State, IDA
                  Allen Group, Inc.
                  3.75%, 02/01/13 (A)
                  LOC: Bayerische Vereinsbank AG ..............        3,600,000
  4,500,000       Connecticut State Special Assessment
                  Second Injury fund
                  Municipal Commercial Paper
                  3.20%, 11/09/99
                  LOC: Credit Communal de Belgique ............        4,500,000
  4,000,000       Connecticut State Special Assessment
                  Second Injury fund
                  Municipal Commercial Paper
                  3.50, 11/17/99
                  LOC: Credit Communal de Belgique ............        4,000,000
  3,500,000       Connecticut State Special Assessment
                  Second Injury fund
                  Municipal Commercial Paper
                  3.35%, 11/18/99
                  LOC: Credit Communal de Belgique ............        3,500,000


                       See Notes to Financial Statements.

Connecticut Municipal Money Market Fund

October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

                  Connecticut (continued)

$ 7,000,000       Connecticut State Special Assessment
                  Unemployment Compensation
                  Advisory Fund, Series C
                  3.38%, 11/15/01 (A)
                  Insured: FGIC
                  SPA: FGIC - SPI .............................   $    7,000,000
 14,000,000       Connecticut State Special Tax
                  Obligation Revenue, Second Lien
                  Transportation Infrastructure
                  Series 1
                  3.40%, 12/01/10 (A)
                  LOC: Commerzbank AG .........................       14,000,000
  1,375,000       Danbury, GO
                  5.00%, 02/01/00 .............................        1,381,218
  1,525,000       Danbury, BAN, GO
                  3.75%, 02/08/00 .............................        1,526,609
  1,290,000       Darien, GO
                  4.00%, 08/01/00 .............................        1,295,664
  4,500,000       East Lyme, BAN, GO
                  3.10%, 01/20/00 .............................        4,502,196
  1,000,000       Hartford Redevelopment Agency
                  Multi-Family Mortgage Revenue
                  Underwood Tower Project
                  3.40%, 06/01/20 (A)
                  Insured: FSA
                  SPA: Societe Generale .......................        1,000,000
  6,755,000       Milford, BAN, GO
                  3.50%, 11/10/99 .............................        6,755,244
  2,600,000       Milford, BAN, GO
                  4.00%, 11/09/00 .............................        2,608,736
  7,000,000       Norwich, BAN, GO
                  3.00%, 11/04/99 .............................        7,000,112
  2,000,000       Regional School District No. 14
                  Woodbury & Bethlehem, BAN
                  3.75%, 05/25/00 .............................        2,007,115
  7,550,000       Ridgefield, BAN, GO
                  3.50%, 7/12/00 ..............................        7,560,140
  8,000,000       Trumbull, BAN, GO
                  3.75%, 01/20/00 .............................        8,010,271
  3,792,000       Trumbull, BAN, GO
                  3.75%, 01/20/00 .............................        3,793,463
  2,130,000       Westport, BAN, GO
                  3.50%, 07/26/00 .............................        2,133,018
  6,795,000       Wilton, BAN, GO
                  3.50%, 07/19/00 .............................        6,804,378
                                                                  --------------
                                                                     150,918,164
                                                                  --------------

                  Illinois - 2.47%

  1,600,000       Chicago O'Hare International Airport
                  American Airlines, Series C
                  3.60%, 12/01/17 (A)
                  LOC: Royal Bank of Canada ...................        1,600,000
  4,400,000       Joliet Regional Port District
                  Marine Terminal Revenue
                  Exxon Project
                  3.50%, 10/01/24 (A) .........................        4,400,000
                                                                  --------------
                                                                       6,000,000
                                                                  --------------

                  Indiana - 0.45%

  1,100,000       Princeton Industrial, PCR
                  PSI Energy, Inc. Project
                  3.50%, 03/01/19 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ............................        1,100,000
                                                                  --------------

                  Massachusetts - 0.41%

  1,000,000       Massachusetts State HEFA
                  Capital Asset Program, Series E
                  3.50%, 01/01/35 (A)
                  LOC: First National Bank
                  of Chicago ..................................        1,000,000
                                                                  --------------

                  Mississippi - 3.81%

  9,250,000       Perry County, PCR
                  Leaf River Forest Project
                  3.55%, 03/01/02 (A)
                  LOC: Wachovia Bank N.A. .....................        9,250,000
                                                                  --------------

                  Nevada - 0.70%

  1,700,000       Reno Hospital Revenue
                  St. Mary's Regional Medical Center
                  Series B
                  3.65%, 05/15/23 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland NV ..................        1,700,000
                                                                  --------------

                  New York - 1.03%

  2,500,000       Long Island Power Authority
                  Electric Systems Revenue
                  Series 6
                  3.65%, 05/01/33 (A)
                  LOC: ABN-AMRO Bank NV/
                  Morgan Guaranty Trust .......................        2,500,000
                                                                  --------------

                  North Carolina - 4.03%

  9,800,000       Wake County Industrial Facilities &
                  Pollution Control Financing Authority
                  Revenue
                  Carolina Power & Light Co. Project
                  Series A
                  3.60%, 06/15/14 (A)
                  LOC: First National Bank of Chicago .........        9,800,000
                                                                  --------------

                  Ohio - 0.58%

  1,400,000       Ohio State
                  Air Quality Development Authority Revenue
                  Cincinnati Gas & Electric, Series A
                  3.50%, 09/01/30 (A)
                  LOC: ABN-AMRO Bank NV .......................        1,400,000
                                                                  --------------


                       See Notes to Financial Statements.

Connecticut Municipal Money Market Fund

October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

                  Pennsylvania - 1.69%

$ 4,100,000       Delaware Valley, Regional Finance
                  Authority, Local Government Revenue
                  3.50%, 08/01/16 (A)
                  LOC: Credit Suisse First Boston .............   $    4,100,000
                                                                  --------------

                  Puerto Rico - 7.00%

 11,000,000       Puerto Rico Commonwealth
                  Government Development Bank
                  3.25%, 12/01/15 (A)
                  Insured: MBIA
                  SPA: Credit Suisse First Boston .............       11,000,000
  6,000,000       Puerto Rico Commonwealth
                  Highway & Transportation Authority
                  Series A
                  3.10%, 07/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia ....................        6,000,000
                                                                  --------------
                                                                      17,000,000
                                                                  --------------

                  Tennessee - 1.32%

  3,200,000       Metropolitan Nashville Airport Authority
                  Special Facilities Revenue
                  American Airlines Project, Series B
                  3.65%, 10/01/12 (A)
                  LOC: Bayerische Landesbank GZ ...............        3,200,000
                                                                  --------------

                  Texas - 4.44%

  1,300,000       Grapevine Industrial Development Corp.
                  American Airlines
                  Series A-4
                  3.65%, 12/01/24 (A)
                  LOC: Morgan Guaranty Trust ..................        1,300,000
  8,500,000       Gulf Coast Waste Disposal Authority
                  PCR, Amoco Oil Co. Project
                  3.50%, 10/01/17 (A) .........................        8,500,000
  1,000,000       Lone Star Airport Improvement
                  Authority, American Airlines
                  Series B-4
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ...................        1,000,000
                                                                  --------------
                                                                      10,800,000
                                                                  --------------

                  Virginia - 1.32%

  3,200,000       Peninsula Ports Authority, CTR
                  Dominion Term Project, Series C
                  3.65%, 07/01/16 (A)
                  LOC: Barclays Bank Plc ......................        3,200,000
                                                                  --------------

                  Wyoming - 2.67%

  2,600,000       Kemmerer, PCR
                  Exxon Project
                  3.50%, 11/01/14 (A) .........................        2,600,000
  3,900,000       Uinta County, PCR
                  Amoco Project
                  3.50%, 07/01/26 (A) .........................        3,900,000
                                                                  --------------
                                                                       6,500,000
                                                                  --------------
                  Total Municipal Securities ..................      242,588,164
                  (Cost $242,588,164)                             --------------

   Shares
 ----------

INVESTMENT COMPANY - 0.16%

    398,977       Federated Municipal Trust
                  Connecticut Municipal Cash Trust ............          398,977
                                                                  --------------
                  Total Investment Company ....................          398,977
                  (Cost $398,977)                                 --------------

Total Investments - 99.97% ....................................      242,987,141
(Cost $242,987,141)*                                              --------------

Net Other Assets and Liabilities - 0.03% ......................           63,873
                                                                  --------------
Net Assets - 100.00% ..........................................   $  243,051,014
                                                                  ==============

*       Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at October 31, 1999.
AMBAC   American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations whose interest is subject to the federal AMT for individuals.
BAN     Bond Anticipation Notes
CTR     Coal Term Revenue
FGIC    Federal Guaranty Insurance Corp.
FSA     Financial Security Assurance Co.
GO      General Obligation
HEFA    Health and Educational Facilities Authority
IDA     Industrial Development Authority
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Polution Control Revenue
SPA     Stand-by Purchase Agreement


                       See Notes to Financial Statements.

Massachusetts Municipal Money Market Fund

Portfolio of Investments
October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

MUNICIPAL SECURITIES - 100.76%

                  Alaska - 1.04%

$ 2,500,000       Valdez Alaska Marine Terminal
                  Exxon Pipeline Co. Project, Series C
                  3.50%, 12/01/33 (A) .........................   $    2,500,000
                                                                  --------------

                  Arizona - 0.83%

  2,000,000       Farmington, NM, PCR
                  Arizona Public Services Co.
                  Series B
                  3.55%, 09/01/24 (A)
                  LOC: Barclays Bank Plc ......................        2,000,000
                                                                  --------------

                  California - 1.57%

  1,800,000       Los Angeles Regional Airports
                  Improvement Corp., Lease Revenue
                  American Airlines, Inc., Series D
                  LA International Airport
                  3.65%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A. ....................        1,800,000
  2,000,000       Los Angeles Regional Airports
                  Improvement Corp., Lease Revenue
                  Lax Two Corp.
                  3.65%, 12/01/25 (A)
                  LOC: Societe Generale .......................        2,000,000
                                                                  --------------
                                                                       3,800,000
                                                                  --------------

                  Colorado - 0.41%

  1,000,000       Moffat County, PCR
                  PacifiCorp, Inc. Project
                  3.50%, 05/01/13 (A)
                  Insured: AMBAC
                  SPA: Bank of New York .......................        1,000,000
                                                                  --------------

                  Massachusetts - 79.98%

  1,350,000       Belmont, BAN, GO
                  3.75%, 09/06/00 .............................        1,351,649
  7,400,000       Boston Water and Sewer Commission
                  General Purpose, Senior Series A
                  3.20%, 11/01/24 (A)
                  LOC: State Street ...........................        7,400,000
  5,000,000       Brookline, BAN, GO
                  3.25%, 12/16/99 .............................        5,002,096
  4,000,000       Brookline, BAN, GO
                  3.50%, 06/01/00 .............................        4,007,886
  5,167,000       Canton, BAN, GO
                  3.25%, 11/12/99 .............................        5,167,522
  7,442,916       Canton, BAN, GO, Lot A
                  3.25%, 12/17/99 .............................        7,444,021
  2,750,000       Easton, BAN, GO
                  3.75%, 08/11/00 .............................        2,754,108
  1,043,000       Framingham, GO
                  5.25%, 02/01/00 .............................        1,048,781
  6,000,000       Hingham, BAN, GO
                  3.75%,09/28/00 ..............................        6,002,572
  2,500,000       Massachusetts Municipal
                  Wholesale Electric Co.
                  Power Supply System, Series C
                  3.38%, 07/01/19 (A)
                  Insured: MBIA
                  LOC: Credit Suisse First Boston .............        2,500,000
  2,000,000       Massachusetts State, GO
                  Series A
                  4.60%, 11/01/99 .............................        2,000,000
 10,000,000       Massachusetts State, GO
                  Series B
                  3.40%, 09/01/16 (A)
                  SPA: Toronto Dominion Bank ..................       10,000,000
  8,120,000       Massachusetts State HEFA
                  Amherst College, Series F
                  3.15%, 11/01/26 (A) .........................        8,120,000
  4,000,000       Massachusetts State HEFA
                  Capital Asset Program, Series A
                  3.35%, 01/01/01 (A)
                  LOC: First National
                  Bank of Chicago .............................        4,000,000
  3,200,000       Massachusetts State HEFA
                  Capital Asset Program, Series E
                  3.50%, 01/01/35 (A)
                  LOC: First National
                  Bank of Chicago .............................        3,200,000
  4,100,000       Massachusetts State HEFA
                  Capital Asset Program, Series G-1
                  3.25%, 01/01/19 (A)
                  Insured: MBIA
                  SPA: Credit Suisse First Boston .............        4,100,000
  2,420,000       Massachusetts State HEFA
                  Harvard University
                  3.34%, 08/01/17 (A) .........................        2,420,000
  5,300,000       Massachusetts State HEFA
                  Harvard University, Series Q
                  3.34%, 02/01/16 (A) .........................        5,300,000
  1,000,000       Massachusetts State HEFA
                  Harvard University, Series Q
                  3.34%, 09/01/40 (A) .........................        1,000,000
  8,800,000       Massachusetts State HEFA
                  Newton Wellesley Hospital, Series F
                  3.15%, 07/01/25 (A)
                  Insured: MBIA
                  SPA: Credit Suisse First Boston .............        8,800,000
  2,000,000       Massachusetts State HEFA
                  Partners Healthcare System, Series P-2
                  3.40%, 07/01/27 (A)
                  Insured: FSA
                  SPA: Morgan Guaranty Trust/
                  Bayerische Landesbank GZ ....................        2,000,000
  8,300,000       Massachusetts State HEFA
                  Wellesley College, Series G
                  3.50%, 07/01/39 (A) .........................        8,300,000


                       See Notes to Financial Statements.

Massachusetts Municipal Money Market Fund

October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

                  Massachusetts (continued)

$ 9,700,000       Massachusetts State
                  Housing Finance Agency
                  Multi-Family, Series A
                  3.35%, 12/01/25 (A)
                  Insured: GNMA
                  SPA: Republic National
                  Bank of New York ............................   $    9,700,000
  1,000,000       Massachusetts State IFA
                  Health Care Facility Revenue
                  Beverly Enterprises-Dedham
                  3.55%, 04/01/09 (A)
                  LOC: PNC Bank, N.A. .........................        1,000,000
  1,800,000       Massachusetts State IFA
                  Buckingham Browne Nichols Issue
                  3.35%, 05/01/27 (A)
                  LOC: State Street ...........................        1,800,000
  1,500,000       Massachusetts State IFA
                  Gordon College Issue
                  3.35%, 12/01/27 (A)
                  LOC: State Street ...........................        1,500,000
  1,000,000       Massachusetts State IFA
                  Governor Dummer Academy
                  3.35%, 07/01/26 (A)
                  LOC: State Street ...........................        1,000,000
  9,300,000       Massachusetts State IFA, PCR
                  Holyoke Water Power Co., Series A
                  3.30%, 05/01/22 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ............................        9,300,000
  5,000,000       Massachusetts State
                  Water Resource Authority
                  Municipal Commercial Paper
                  3.40%, 11/04/99
                  LOC: State Street ...........................        5,000,000
  4,600,000       Massachusetts State
                  Water Resource Authority
                  Subordinated, General Purpose, Series A
                  3.30%, 04/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia ....................        4,600,000
  7,000,000       Natick, BAN, GO, Lot A
                  3.75%, 08/04/00 .............................        7,015,395
  1,297,000       Newton, GO
                  5.50%, 03/15/00 .............................        1,308,692
  4,275,000       Peabody, BAN, GO
                  3.12%, 04/06/00 .............................        4,275,350
  5,000,000       Peabody, BAN, GO
                  3.50%, 04/06/00 .............................        4,997,450
  3,000,000       Stoneham, BAN, GO
                  3.25%, 11/16/99 .............................        3,000,419
  4,970,000       Wellesley, BAN, GO
                  3.50%, 06/07/00 .............................        4,980,073
  8,757,577       Westfield, BAN, GO
                  4.25%, 04/20/00 .............................        8,775,614
  6,000,000       Westford, BAN
                  3.50%, 04/14/00 .............................        6,009,168
  5,000,000       Weston, BAN, GO
                  3.75%, 03/01/00 .............................        5,001,150
  7,482,000       Weston, BAN, GO
                  4.00%, 11/01/99 .............................        7,482,000
  4,560,000       Weston, BAN, GO
                  4.10%, 09/14/00 .............................        4,576,090
                                                                  --------------
                                                                     193,240,036
                                                                  --------------

                  Michigan - 0.85%

  2,055,000       Cornell Township Economic
                  Development Corp.
                  Mead-Escanaba Paper Co.
                  3.60%, 11/01/16 (A)
                  LOC: Bank of America NT & SA ................        2,055,000
                                                                  --------------

                  Mississippi - 0.41%

  1,000,000       Harrison County, PCR
                  EI duPont deNemours Project
                  3.50%, 09/01/10 (A) .........................        1,000,000
                                                                  --------------

                  North Carolina - 1.95%

  4,700,000       Wake County Industrial Facilities &
                  Pollution Control Financing Authority
                  Revenue
                  Carolina Power & Light Co. Project, Series A
                  3.60%, 06/15/14 (A)
                  LOC: First National Bank of Chicago .........        4,700,000
                                                                  --------------

                  Ohio - 0.79%

  1,900,000       Franklin County Health System Revenue
                  Franciscan Sister - St. Anthony's
                  3.60%, 07/01/15 (A)
                  LOC: Chase Manhattan Bank ...................        1,900,000
                                                                  --------------

                  Oregon - 1.45%

  3,500,000       Port Portland, PCR
                  Reynolds Metals Co.
                  3.65%, 12/01/09 (A)
                  LOC: Bank of Nova Scotia ....................        3,500,000
                                                                  --------------

                  Pennsylvania - 3.10%

  5,500,000       Delaware County, IDA
                  Airport Facilities Revenue
                  United Parcels Service Project
                  3.60%,12/01/15 (A) ..........................        5,500,000
  2,000,000       Lehigh County General Purpose
                  Authority Revenues
                  Lehigh Valley Hospitals, Series A
                  3.65%, 07/01/28 (A)
                  Insured: AMBAC
                  SPA: Chase Manhattan Bank ...................        2,000,000
                                                                  --------------
                                                                       7,500,000
                                                                  --------------


                       See Notes to Financial Statements.

Massachusetts Municipal Money Market Fund

October 31, 1999

 Par Value                                                             Value
 ---------                                                           ---------

                  Tennessee - 1.06%

$ 1,570,000       Metropolitan Nashville Airport Authority
                  Special Facilities Revenue
                  American Airlines Project, Series A
                  3.65%, 10/01/12 (A)
                  LOC: Credit Suisse First Boston .............   $   1,570,000
  1,000,000       Sullivan County, Industrial
                  Development Board PCR
                  Mead Corp. Project
                  3.60%, 10/01/16 (A)
                  LOC: UBS AG .................................       1,000,000
                                                                  -------------
                                                                      2,570,000
                                                                  -------------

                  Texas - 6.26%

  5,525,000       Gulf Coast Waste Disposal Authority
                  PCR, Amoco Oil Co. Project
                  3.50%, 10/01/17 (A) .........................       5,525,000
  2,500,000       Harris County Industrial Development
                  Corp., PCR, Exxon Corp.
                  3.60%, 03/01/24 (A) .........................       2,500,000
  1,000,000       Lone Star Airport Improvement
                  Authority, American Airlines, Inc.
                  Series A-1
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ...................       1,000,000
  2,800,000       Lone Star Airport Improvement
                  Authority, American Airlines, Inc.
                  Series B-2
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ...................       2,800,000
  1,000,000       Lone Star Airport Improvement
                  Authority, American Airlines, Inc.
                  Series B-3
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ...................       1,000,000
  2,300,000       Lone Star Airport Improvement
                  Authority, American Airlines, Inc.
                  Series B-4
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ...................       2,300,000
                                                                  -------------
                                                                     15,125,000
                                                                  -------------

                  Washington - 0.44%

  1,055,000       Washington State Public Power
                  Supply System Nuclear Project
                  No. 1 Revenue, Series 1A-1
                  3.40%, 07/01/17 (A)
                  LOC: Bank of America NT & SA ................       1,055,000
                                                                  -------------

                  Wyoming - 0.62%

  1,500,000       Uinta County, PCR
                  Amoco Project
                  3.50%, 07/01/26 (A) .........................       1,500,000
                                                                  -------------
                  Total Municipal Securities ..................     243,445,036
                  (Cost $243,445,036)                             -------------

   Shares
 ----------

INVESTMENT COMPANIES - 0.83%

    193,844       Dreyfus Massachusetts Tax
                  Exempt Money Market .........................         193,844
  1,044,819       Federated Municipal Trust
                  Massachusetts Municipal
                  Cash Trust ..................................       1,044,819
    764,764       Federated Municipal Trust
                  Tax Exempt Money Market .....................         764,764
                                                                  -------------
                  Total Investment Companies ..................       2,003,427
                  (Cost $2,003,427)                               -------------

Total Investments - 101.59% ...................................     245,448,463
(Cost $245,448,463)*                                              -------------

Net Other Assets and Liabilities - (1.59)% ....................      (3,837,026)
                                                                  -------------
Net Assets - 100.00% ..........................................   $ 241,611,437
                                                                  =============

----------
*       Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at October 31, 1999.
AMBAC   American Municipal Bond Assurance Corp.
BAN     Bond Anticipation Note
FSA     Financial Security Assurance Co.
GNMA    Government National Mortgage Association
GO      General Obligation
HEFA    Health and Educational Facilities Authority
IDA     Industrial Development Authority
IFA     Industrial Finance Authority
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Polution Control Revenue
SPA     Stand-by Purchase Agreement


                       See Notes to Financial Statements.

Galaxy Money Market Funds

Statements of Assets and Liabilities
October 31, 1999

                                                                      Money Market     Government      Tax-Exempt     U.S. Treasury
                                                                          Fund            Fund            Fund             Fund
                                                                     --------------  --------------  --------------   --------------
ASSETS:
   Investments (Note 2):
     Investments at amortized cost ...............................   $4,114,486,524  $  791,856,101  $  706,967,568   $1,032,880,599
     Repurchase agreement ........................................               --     155,435,000              --               --
                                                                     --------------  --------------  --------------   --------------
       Total investments at value ................................    4,114,486,524     947,291,101     706,967,568    1,032,880,599
   Cash ..........................................................               --          10,742           4,912            2,457
   Receivable for shares sold ....................................       21,288,495       2,889,756       8,157,742       11,004,159
   Interest and dividends receivable .............................       16,039,942       1,977,989       3,631,404        7,710,134
                                                                     --------------  --------------  --------------   --------------
     Total Assets ................................................    4,151,814,961     952,169,588     718,761,626    1,051,597,349
                                                                     --------------  --------------  --------------   --------------

LIABILITIES:
   Dividends payable .............................................        7,170,917       2,463,528       1,322,859        1,606,561
   Payable for investments purchased .............................               --              --              --               --
   Payable for shares repurchased ................................       25,094,899       8,058,857         864,706        5,251,150
   Investment advisory fee payable (Note 3) ......................        1,263,490         320,538         245,591          343,565
   Payable to Fleet affiliates (Note 3) ..........................          223,993          31,016          14,450           53,437
   Payable to Administrator (Note 3) .............................          490,609         123,162          49,577          104,476
   Trustees' fees and expenses payable (Note 3) ..................          102,933          35,627          12,955           27,746
   Payable to custodian ..........................................          119,421              --              --               --
   Accrued expenses and other payables ...........................          325,837          73,142          56,771           54,993
                                                                     --------------  --------------  --------------   --------------
     Total Liabilities ...........................................       34,792,099      11,105,870       2,566,909        7,441,928
                                                                     --------------  --------------  --------------   --------------
NET ASSETS .......................................................   $4,117,022,862  $  941,063,718  $  716,194,717   $1,044,155,421
                                                                     ==============  ==============  ==============   ==============

NET ASSETS consist of:
   Par value (Note 6) ............................................   $    4,116,788  $      940,968  $      716,346   $    1,043,839
   Paid-in capital in excess of par value ........................    4,112,663,527     940,027,253     715,629,395    1,042,795,045
   Undistributed (overdistributed) net investment income (loss) ..          242,547          95,497         (19,453)         316,537
   Accumulated net realized (loss) on investments sold ...........               --              --        (131,571)              --
                                                                     --------------  --------------  --------------   --------------
TOTAL NET ASSETS .................................................   $4,117,022,862  $  941,063,718  $  716,194,717   $1,044,155,421
                                                                     ==============  ==============  ==============   ==============

Retail A Shares:
   Net assets ....................................................   $2,434,662,436  $  348,758,370  $  160,057,310   $  584,363,843
   Shares of beneficial interest outstanding .....................    2,434,519,607     348,721,953     160,114,754      584,187,785
   NET ASSET VALUE, offering and redemption price per share ......   $         1.00  $         1.00  $         1.00   $         1.00
                                                                     ==============  ==============  ==============   ==============

Retail B Shares:
   Net assets ....................................................   $    2,484,979             N/A             N/A              N/A
   Shares of beneficial interest outstanding .....................        2,484,857             N/A             N/A              N/A
   NET ASSET VALUE and offering price per share* .................   $         1.00             N/A             N/A              N/A
                                                                     ==============  ==============  ==============   ==============

Trust Shares:
   Net assets ....................................................   $1,679,875,447  $  592,305,348  $  556,137,407   $  459,791,578
   Shares of beneficial interest outstanding .....................    1,679,783,724     592,246,266     556,230,987      459,651,099
   NET ASSET VALUE, offering and redemption price per share ......   $         1.00  $         1.00  $         1.00   $         1.00
                                                                     ==============  ==============  ==============   ==============

----------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.


                       See Notes to Financial Statements.

   Connecticut Municipal       Massachusetts Municipal
     Money Market Fund            Money Market Fund
   ---------------------       -----------------------
      $  242,987,141                $  245,448,463
                  --                            --
      --------------                --------------
         242,987,141                   245,448,463
              43,737                           816
           2,554,221                       864,467
           1,389,725                     1,565,078
      --------------                --------------
         246,974,824                   247,878,824
      --------------                --------------


             278,774                       318,579
           2,608,736                     5,001,150
             913,215                       830,369
              52,319                        49,117
              21,007                        20,022
              15,319                         8,209
               4,630                         2,551
                  --                            --
              29,810                        37,390
      --------------                --------------
           3,923,810                     6,267,387
      --------------                --------------
      $  243,051,014                $  241,611,437
      ==============                ==============


      $      243,057                $      241,626
         242,820,784                   241,384,157
              (5,391)                       (1,766)
              (7,436)                      (12,580)
      --------------                --------------
      $  243,051,014                $  241,611,437
      ==============                ==============


      $  243,051,014                $  241,611,437
         243,057,222                   241,625,619
      $         1.00                $         1.00
      ==============                ==============


                 N/A                           N/A
                 N/A                           N/A
                 N/A                           N/A
      ==============                ==============


                 N/A                           N/A
                 N/A                           N/A
                 N/A                           N/A
      ==============                ==============

Galaxy Money Market Funds

Statements of Operations
For the year ended October 31, 1999

                                                                Money Market     Government       Tax-Exempt      U.S. Treasury
                                                                    Fund            Fund             Fund             Fund
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
   Interest (Note 2) .......................................   $ 196,670,570    $  51,856,973    $  18,296,350    $  49,150,173
   Dividends (Note 2) ......................................              --               --          113,526               --
                                                               -------------    -------------    -------------    -------------
     Total Investment Income ...............................     196,670,570       51,856,973       18,409,876       49,150,173
                                                               -------------    -------------    -------------    -------------

EXPENSES:
   Investment advisory fee (Note 3) ........................      15,391,369        4,142,899        2,322,782        4,011,663
   Administration fee (Note 3) .............................       2,885,072          778,896          435,865          779,542
   Custodian fee (Note 3) ..................................          64,639           40,001           22,075           23,118
   Fund accounting fee (Note 3) ............................         145,559          147,747           90,473          122,360
   Professional fees (Note 3) ..............................         229,260           60,598           42,306           62,770
   Shareholder servicing and 12b-1 fees (Note 3) ...........       2,239,110          360,723          169,840          590,338
   Transfer agent fee (Note 3) .............................       2,182,221          384,641           66,080          406,563
   Trustees' fees and expenses (Note 3) ....................         108,170           27,192           14,425           23,514
   Reports to shareholders (Note 3) ........................         622,989           89,758           13,365          125,657
   Miscellaneous ...........................................         345,506           84,366           74,037           95,241
                                                               -------------    -------------    -------------    -------------
     Total expenses before reimbursement/waiver (Note 4) ...      24,213,895        6,116,821        3,251,248        6,240,766
                                                               -------------    -------------    -------------    -------------
     Less: reimbursement/waiver (Note 4) ...................      (1,550,738)        (142,862)          (2,099)              --
                                                               -------------    -------------    -------------    -------------
       Total expenses net of reimbursement/waiver ..........      22,663,157        5,973,959        3,249,149        6,240,766
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME ......................................     174,007,413       45,883,014       15,160,727       42,909,407
                                                               -------------    -------------    -------------    -------------

Net realized gain on investments SOLD (Note 2) .............          19,413           37,116               --           10,820
                                                               -------------    -------------    -------------    -------------

NET INCREASE IN NET ASSETS RESULTING
   FROM  OPERATIONS ........................................   $ 174,026,826    $  45,920,130    $  15,160,727    $  42,920,227
                                                               =============    =============    =============    =============


                       See Notes to Financial Statements.

  Connecticut Municipal        Massachusetts Municipal
    Money Market Fund             Money Market Fund
  ---------------------        -----------------------
     $   6,526,088                   $   6,234,408
            40,912                          56,089
     -------------                   -------------
         6,567,000                       6,290,497
     -------------                   -------------


           856,115                         810,887
           160,459                         151,558
            16,154                          15,734
            57,738                          51,452
            36,452                          23,614
           214,029                         202,530
            24,764                          17,482
             4,572                           3,867
             5,854                           3,823
            27,626                          44,650
     -------------                   -------------
         1,403,763                       1,325,597
     -------------                   -------------
           (76,784)                        (69,574)
     -------------                   -------------
         1,326,979                       1,256,023
     -------------                   -------------
         5,240,021                       5,034,474
     -------------                   -------------

                --                              --
     -------------                   -------------


     $   5,240,021                   $   5,034,474
     =============                   =============

Galaxy Money Market Funds

Statements of Changes in Net Assets

                                                                      Money Market Fund                    Government Fund
                                                              ---------------------------------   ---------------------------------
                                                                   Years ended October 31,             Years ended October 31,
                                                                    1999             1998               1999             1998
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS at beginning of period ..........................  $ 3,403,719,219   $ 3,016,823,396   $ 1,075,274,938   $   981,371,917
                                                              ---------------   ---------------   ---------------   ---------------

Increase in Net Assets resulting from operations:
   Net investment income ...................................      174,007,413       161,375,090        45,883,014        54,289,776
   Net realized gain on investments sold ...................           19,413            10,935            37,116            27,699
                                                              ---------------   ---------------   ---------------   ---------------
     Net increase in net assets resulting from operations ..      174,026,826       161,386,025        45,920,130        54,317,475
                                                              ---------------   ---------------   ---------------   ---------------

Dividends to shareholders from:
   Retail A Shares:
     Net investment income .................................     (104,393,213)     (101,530,947)      (15,592,532)      (17,622,243)
                                                              ---------------   ---------------   ---------------   ---------------
   Retail B Shares:
     Net investment income .................................          (86,034)          (28,669)              N/A               N/A
                                                              ---------------   ---------------   ---------------   ---------------
   Trust Shares:
     Net investment income .................................      (69,528,195)      (59,798,762)      (30,149,607)      (36,667,533)
                                                              ---------------   ---------------   ---------------   ---------------

       Total Dividends to shareholders .....................     (174,007,442)     (161,358,378)      (45,742,139)      (54,289,776)
                                                              ---------------   ---------------   ---------------   ---------------

Net increase (decrease) from share transactions(1) .........      711,961,641       386,868,176      (135,195,652)       93,875,322
                                                              ---------------   ---------------   ---------------   ---------------

Capital Contribution from Investment Advisor (Note 5) ......        1,322,618                --           806,441                --
                                                              ---------------   ---------------   ---------------   ---------------

   Net increase (decrease) in net assets ...................      713,303,643       386,895,823      (134,211,220)       93,903,021
                                                              ---------------   ---------------   ---------------   ---------------

NET ASSETS at end of period (including line A) .............  $ 4,117,022,862   $ 3,403,719,219   $   941,063,718   $ 1,075,274,938
                                                              ===============   ===============   ===============   ===============

(A) Undistributed (overdistributed) net investment
   income (loss) ...........................................  $       242,547   $       242,576   $        95,497   $       (45,378)
                                                              ===============   ===============   ===============   ===============

----------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 32 and 33.


                       See Notes to Financial Statements.

                                                                     Connecticut Municipal           Massachusetts Municipal
       Tax-Exempt Fund                U.S. Treasury Fund               Money Market Fund                Money Market Fund
----------------------------    ------------------------------    ----------------------------    ----------------------------
   Years ended October 31,          Years ended October 31,          Years ended October 31,         Years ended October 31,
    1999            1998             1999             1998            1999            1998            1999            1998
------------    ------------    --------------    ------------    ------------    ------------    ------------    ------------
$391,515,416    $321,222,118    $  988,698,222    $979,144,066    $165,185,627    $137,094,660    $127,921,915    $ 80,965,571
------------    ------------    --------------    ------------    ------------    ------------    ------------    ------------


  15,160,727      11,105,164        42,909,407      44,998,730       5,240,021       4,395,139       5,034,474       2,961,693
          --              --            10,820          28,589              --              --              --              --
------------    ------------    --------------    ------------    ------------    ------------    ------------    ------------
  15,160,727      11,105,164        42,920,227      45,027,319       5,240,021       4,395,139       5,034,474       2,961,693
------------    ------------    --------------    ------------    ------------    ------------    ------------    ------------



  (4,259,280)     (4,682,093)      (24,098,884)    (26,401,651)     (5,240,300)     (4,395,162)     (5,036,187)     (2,961,746)
------------    ------------    --------------    ------------    ------------    ------------    ------------    ------------

         N/A             N/A               N/A             N/A             N/A             N/A             N/A             N/A
------------    ------------    --------------    ------------    ------------    ------------    ------------    ------------

 (10,901,372)     (6,422,658)      (18,810,523)    (18,597,072)            N/A             N/A             N/A             N/A
------------    ------------    --------------    ------------    ------------    ------------    ------------    ------------

 (15,160,652)    (11,104,751)      (42,909,407)    (44,998,723)     (5,240,300)     (4,395,162)     (5,036,187)     (2,961,746)
------------    ------------    --------------    ------------    ------------    ------------    ------------    ------------

 324,679,226      70,292,885        54,710,415       9,525,560      77,865,666      28,090,990     113,691,235      46,956,397
------------    ------------    --------------    ------------    ------------    ------------    ------------    ------------

          --              --           735,964              --              --              --              --              --
------------    ------------    --------------    ------------    ------------    ------------    ------------    ------------

 324,679,301      70,293,298        55,457,199       9,554,156      77,865,387      28,090,967     113,689,522      46,956,344
------------    ------------    --------------    ------------    ------------    ------------    ------------    ------------

$716,194,717    $391,515,416    $1,044,155,421    $988,698,222    $243,051,014    $165,185,627    $241,611,437    $127,921,915
============    ============    ==============    ============    ============    ============    ============    ============

$    (19,453)   $    (19,528)   $      316,537    $    316,537    $     (5,391)   $     (5,112)   $     (1,766)   $        (53)
============    ============    ==============    ============    ============    ============    ============    ============

Galaxy Money Market Funds

Statements of Changes in Net Assets --
Capital Stock Activity

                                                                    Money Market Fund                      Government Fund
                                                           ----------------------------------    ----------------------------------
                                                                 Years ended October 31,               Years ended October 31,
                                                                 1999               1998               1999               1998
                                                           ---------------    ---------------    ---------------    ---------------
DOLLAR AMOUNTS
Retail A Shares:
   Sold .................................................  $ 6,810,510,960    $ 6,260,244,949    $   752,972,310    $   820,134,497
   Issued to shareholders in reinvestment of dividends ..      103,931,212        100,806,250         15,539,078         17,568,387
   Repurchased ..........................................   (6,619,773,827)    (6,099,746,389)      (772,791,398)      (835,396,007)
                                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding ........  $   294,668,345    $   261,304,810    $    (4,280,010)   $     2,306,877
                                                           ===============    ===============    ===============    ===============
Retail B Shares:
   Sold .................................................  $    55,831,317    $     6,169,532                N/A                N/A
   Issued to shareholders in reinvestment of dividends ..           65,248             25,226                N/A                N/A
   Repurchased ..........................................      (55,018,715)        (5,336,739)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   Net increase in shares outstanding ...................  $       877,850    $       858,019                N/A                N/A
                                                           ===============    ===============    ===============    ===============
Trust Shares:
   Sold .................................................  $ 2,538,829,954    $ 2,082,969,065    $ 1,357,748,522    $ 1,513,726,831
   Issued to shareholders in reinvestment of dividends ..          134,516            473,182            487,478            646,367
   Repurchased ..........................................   (2,122,549,024)    (1,958,736,900)    (1,489,151,642)    (1,422,804,753)
                                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding ........  $   416,415,446    $   124,705,347    $  (130,915,642)   $    91,568,445
                                                           ===============    ===============    ===============    ===============
SHARE ACTIVITY
Retail A Shares:
   Sold .................................................    6,810,510,960      6,260,244,949        752,972,310        820,134,497
   Issued to shareholders in reinvestment of dividends ..      103,931,212        100,806,250         15,539,078         17,568,387
   Repurchased ..........................................   (6,619,773,827)    (6,099,746,389)      (772,791,398)      (835,396,007)
                                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding ........      294,668,345        261,304,810         (4,280,010)         2,306,877
                                                           ===============    ===============    ===============    ===============
Retail B Shares:
   Sold .................................................       55,831,317          6,169,532                N/A                N/A
   Issued to shareholders in reinvestment of dividends ..           65,248             25,226                N/A                N/A
   Repurchased ..........................................      (55,018,715)        (5,336,739)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   Net increase in shares outstanding ...................          877,850            858,019                N/A                N/A
                                                           ===============    ===============    ===============    ===============
Trust Shares:
   Sold .................................................    2,538,829,954      2,082,969,065      1,357,748,522      1,513,726,831
   Issued to shareholders in reinvestment of dividends ..          134,516            473,182            487,478            646,367
   Repurchased ..........................................   (2,122,549,024)    (1,958,736,900)    (1,489,151,642)    (1,422,804,753)
                                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding ........      416,415,446        124,705,347       (130,915,642)        91,568,445
                                                           ===============    ===============    ===============    ===============


                       See Notes to Financial Statements.

                                                                          Connecticut Municipal          Massachusetts Municipal
        Tax-Exempt Fund                 U.S. Treasury Fund                  Money Market Fund               Money Market Fund
-----------------------------   ----------------------------------    -----------------------------   -----------------------------
    Years ended October 31,           Years ended October 31,            Years ended October 31,         Years ended October 31,
     1999            1998            1999                1998              1999           1998            1999             1998
-------------   -------------   ---------------    ---------------    -------------   -------------   -------------   -------------
$ 579,782,056   $ 472,089,252   $ 1,323,763,867    $ 1,201,282,799    $ 561,490,148   $ 439,511,535   $ 497,315,703   $ 287,313,215
    4,254,656       4,666,644        24,034,012         26,324,657        2,878,303       3,071,043       2,079,087       1,572,995
 (588,319,329)   (464,321,475)   (1,322,862,475)    (1,254,541,716)    (486,502,785)   (414,491,588)   (385,703,555)   (241,929,813)
-------------   -------------   ---------------    ---------------    -------------   -------------   -------------   -------------
$  (4,282,617)  $  12,434,421   $    24,935,404    $   (26,934,260)   $  77,865,666   $  28,090,990   $ 113,691,235   $  46,956,397
=============   =============   ===============    ===============    =============   =============   =============   =============

          N/A             N/A               N/A                N/A              N/A             N/A             N/A             N/A
          N/A             N/A               N/A                N/A              N/A             N/A             N/A             N/A
          N/A             N/A               N/A                N/A              N/A             N/A             N/A             N/A
-------------   -------------   ---------------    ---------------    -------------   -------------   -------------   -------------
          N/A             N/A               N/A                N/A              N/A             N/A             N/A             N/A
=============   =============   ===============    ===============    =============   =============   =============   =============

$ 618,365,910   $ 253,133,512   $   701,245,755    $   814,143,806              N/A             N/A             N/A             N/A
           --          23,573         1,291,866          1,298,463              N/A             N/A             N/A             N/A
 (289,404,067)   (195,298,621)     (672,762,610)      (778,982,449)             N/A             N/A             N/A             N/A
-------------   -------------   ---------------    ---------------    -------------   -------------   -------------   -------------
$ 328,961,843   $  57,858,464   $    29,775,011    $    36,459,820              N/A             N/A             N/A             N/A
=============   =============   ===============    ===============    =============   =============   =============   =============


  579,782,056     472,089,252     1,323,763,867      1,201,282,799      561,490,148     439,511,535     497,315,703     287,313,215
    4,254,657       4,666,644        24,034,012         26,324,657        2,878,303       3,071,043       2,079,087       1,572,995
 (588,319,329)   (464,321,475)   (1,322,862,475)    (1,254,541,716)    (486,502,785)   (414,491,588)   (385,703,555)   (241,929,813)
-------------   -------------   ---------------    ---------------    -------------   -------------   -------------   -------------
   (4,282,616)     12,434,421        24,935,404        (26,934,260)      77,865,666      28,090,990     113,691,235      46,956,397
=============   =============   ===============    ===============    =============   =============   =============   =============

          N/A             N/A               N/A                N/A              N/A             N/A             N/A             N/A
          N/A             N/A               N/A                N/A              N/A             N/A             N/A             N/A
          N/A             N/A               N/A                N/A              N/A             N/A             N/A             N/A
-------------   -------------   ---------------    ---------------    -------------   -------------   -------------   -------------
          N/A             N/A               N/A                N/A              N/A             N/A             N/A             N/A
=============   =============   ===============    ===============    =============   =============   =============   =============

  618,365,910     253,133,512       701,245,755        814,143,806              N/A             N/A             N/A             N/A
           --          23,573         1,291,866          1,298,463              N/A             N/A             N/A             N/A
 (289,404,067)   (195,298,621)     (672,762,610)      (778,982,449)             N/A             N/A             N/A             N/A
-------------   -------------   ---------------    ---------------    -------------   -------------   -------------   -------------
  328,961,843      57,858,464        29,775,011         36,459,820              N/A             N/A             N/A             N/A
=============   =============   ===============    ===============    =============   =============   =============   =============

Money Market Fund

Financial Highlights
For a Share outstanding throughout each period

Retail A Shares

                                                                                  Years ended October 31,
                                                          ----------------------------------------------------------------------
                                                             1999           1998           1997           1996           1995
                                                          ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period ..................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                          ----------     ----------     ----------     ----------     ----------
Income from Investment Operations:
  Net investment income (A) ...........................         0.04           0.05           0.05           0.05           0.05
                                                          ----------     ----------     ----------     ----------     ----------
Less Dividends:
  Dividends from net investment income ................        (0.04)         (0.05)         (0.05)         (0.05)         (0.05)
                                                          ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net asset value ............           --             --             --             --             --
                                                          ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period ........................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                          ==========     ==========     ==========     ==========     ==========

Total Return (B) ......................................         4.54%          5.04%          4.93%          4.78%          5.23%

Ratios/Supplemental data:
Net assets, End of Period (000's) .....................   $2,434,662     $2,139,213     $1,877,889     $1,159,312     $  580,762
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver ..............................         4.45%          4.94%          4.85%          4.67%          5.12%
  Operating expenses including reimbursement/waiver ...         0.65%          0.67%          0.69%          0.77%          0.74%
  Operating expenses excluding reimbursement/waiver ...         0.69%          0.71%          0.73%          0.80%          0.76%

----------
*     Annualized
**    Not Annualized
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(2)   The Fund began offering Retail B Shares on March 6, 1997.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.04, $0.05,
      $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.05, $0.05, $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail B Shares for the years ended October 31, 1999 and 1998 and the period ended October 31, 1997 were $0.04, $0.04 and $0.03, respectively.
(B) Calculation does not include the effect of any sales charge for Retail B Shares.


                       See Notes to Financial Statements.

Trust Shares                                                               Retail B Shares

                       Years ended October 31,                                      Years ended October 31,
----------------------------------------------------------------------     ----------------------------------------
   1999           1998           1997           1996          1995(1)         1999           1998          1997(2)
----------     ----------     ----------     ----------     ----------     ----------     ----------     ----------
$     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
----------     ----------     ----------     ----------     ----------     ----------     ----------     ----------

      0.05           0.05           0.05           0.05           0.05           0.04           0.04           0.03
----------     ----------     ----------     ----------     ----------     ----------     ----------     ----------

     (0.05)         (0.05)         (0.05)         (0.05)         (0.05)         (0.04)         (0.04)         (0.03)
----------     ----------     ----------     ----------     ----------     ----------     ----------     ----------
        --             --             --             --             --             --             --             --
----------     ----------     ----------     ----------     ----------     ----------     ----------     ----------
$     1.00     $     1.00     $     1.00     $     1.00     $     1.00           1.00     $     1.00     $     1.00
==========     ==========     ==========     ==========     ==========     ==========     ==========     ==========

      4.72%          5.23%          5.13%          5.00%          5.43%          3.85%          4.33%          2.66%**


$1,679,875     $1,262,900     $1,138,185     $  924,222     $  334,054     $    2,485     $    1,607     $      749

      4.62%          5.12%          5.04%          4.89%          5.30%          3.81%          4.26%          4.27%*
      0.48%          0.49%          0.50%          0.55%          0.55%          1.29%          1.35%          1.38%*
      0.52%          0.53%          0.54%          0.58%          0.56%          1.41%          1.39%          1.42%*

Government Fund

Financial Highlights
For a Share outstanding throughout each period

Retail A Shares

                                                                            Years ended October 31,
                                                          ------------------------------------------------------------
                                                            1999         1998         1997         1996         1995
                                                          --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period ..................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          --------     --------     --------     --------     --------
Income from Investment Operations:
  Net investment income (A) ...........................       0.04         0.05         0.05         0.05         0.05
                                                          --------     --------     --------     --------     --------
Less Dividends:
  Dividends from net investment income ................      (0.04)       (0.05)       (0.05)       (0.05)       (0.05)
                                                          --------     --------     --------     --------     --------
  Net increase (decrease) in net asset value ..........         --           --           --           --           --
                                                          --------     --------     --------     --------     --------
Net Asset Value, End of Period ........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          ========     ========     ========     ========     ========

Total Return ..........................................       4.39%        4.94%        4.85%        4.72%        5.20%

Ratios/Supplemental data:
Net assets, End of Period (000's) .....................   $348,758     $352,799     $350,513     $326,411     $320,795
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver ..............................       4.32%        4.84%        4.74%        4.62%        5.11%
  Operating expenses including reimbursement/waiver ...       0.69%        0.70%        0.71%        0.75%        0.73%
  Operating expenses excluding reimbursement/waiver ...       0.71%        0.71%        0.72%        0.76%        0.74%

----------
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.04, $0.05,
      $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.04, $0.05, $0.05, $0.05 and $0.05, respectively.


                       See Notes to Financial Statements.

Trust Shares

                       Years ended October 31,
--------------------------------------------------------------------
  1999           1998           1997           1996          1995(1)
--------       --------       --------       --------       --------
$   1.00       $   1.00       $   1.00       $   1.00       $   1.00
--------       --------       --------       --------       --------

    0.04           0.05           0.05           0.05           0.05
--------       --------       --------       --------       --------

   (0.04)         (0.05)         (0.05)         (0.05)         (0.05)
--------       --------       --------       --------       --------
      --             --             --             --             --
--------       --------       --------       --------       --------
$   1.00       $   1.00       $   1.00       $   1.00       $   1.00
========       ========       ========       ========       ========

    4.58%          5.15%          5.06%          4.95%          5.39%


$592,305       $722,476       $630,859       $733,759       $678,679

    4.50%          5.03%          4.94%          4.85%          5.27%
    0.51%          0.51%          0.51%          0.52%          0.53%
    0.53%          0.52%          0.52%          0.53%          0.54%

Tax-Exempt Fund

Financial Highlights
For a Share outstanding throughout each period

Retail A Shares

                                                                              Years ended October 31,
                                                           ------------------------------------------------------------
                                                             1999         1998         1997         1996         1995
                                                           --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period ...................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           --------     --------     --------     --------     --------
Income from Investment Operations:
   Net investment income (A) ...........................       0.02         0.03         0.03         0.03         0.03
                                                           --------     --------     --------     --------     --------
Less Dividends:
   Dividends from net investment income ................      (0.02)       (0.03)       (0.03)       (0.03)       (0.03)
                                                           --------     --------     --------     --------     --------
Net increase (decrease) in net asset value .............         --           --           --           --           --
                                                           --------     --------     --------     --------     --------
Net Asset Value, End of Period .........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           ========     ========     ========     ========     ========

Total Return ...........................................       2.53%        2.89%        2.95%        2.82%        3.16%

Ratios/Supplemental data:
Net assets, End of Period (000's) ......................   $160,057     $164,340     $151,907     $117,548     $127,056
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver ..............................       2.51%        2.85%        2.92%        2.78%        3.12%
   Operating expenses including reimbursement/waiver ...       0.66%        0.67%        0.68%        0.68%        0.68%
   Operating expenses excluding reimbursement/waiver ...       0.66%        0.67%        0.69%        0.69%        0.71%

----------
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.02, $0.03,
      $0.03, $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03, $0.03, $0.03, $0.03 and $0.03, respectively.


                       See Notes to Financial Statements.

Trust Shares

                         Years ended October 31,
------------------------------------------------------------------------
  1999            1998            1997            1996           1995(1)
--------        --------        --------        --------        --------
$   1.00        $   1.00        $   1.00        $   1.00        $   1.00
--------        --------        --------        --------        --------

    0.03            0.03            0.03            0.03            0.03
--------        --------        --------        --------        --------

   (0.03)          (0.03)          (0.03)          (0.03)          (0.03)
--------        --------        --------        --------        --------
      --              --              --              --              --
--------        --------        --------        --------        --------
$   1.00        $   1.00        $   1.00        $   1.00        $   1.00
========        ========        ========        ========        ========

    2.67%           3.03%           3.10%           2.97%           3.29%


$556,137        $227,176        $169,316        $184,307        $180,706

    2.65%           2.99%           3.05%           2.92%           3.24%
    0.52%           0.53%           0.53%           0.54%           0.55%
    0.52%           0.53%           0.53%           0.54%           0.56%

U.S. Treasury Fund

Financial Highlights
For a Share outstanding throughout each period

Retail A Shares

                                                                             Years ended October 31,
                                                           ------------------------------------------------------------
                                                             1999         1998         1997         1996         1995
                                                           --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period ...................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           --------     --------     --------     --------     --------
Income from Investment Operations:
   Net investment income (A) ...........................       0.04         0.05         0.05         0.05         0.05
                                                           --------     --------     --------     --------     --------
Less Dividends:
   Dividends from net investment income ................      (0.04)       (0.05)       (0.05)       (0.05)       (0.05)
                                                           --------     --------     --------     --------     --------
Net increase (decrease) in net asset value .............         --           --           --           --           --
                                                           --------     --------     --------     --------     --------
Net Asset Value, End of Period .........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           ========     ========     ========     ========     ========

Total Return ...........................................       4.14%        4.73%        4.67%        4.63%        4.99%

Ratios/Supplemental data:
Net assets, End of Period (000's) ......................   $584,364     $559,053     $585,969     $443,230     $318,621
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver ..............................       4.06%        4.63%        4.58%        4.53%        4.90%
   Operating expenses including reimbursement/waiver ...       0.67%        0.68%        0.69%        0.69%        0.73%
   Operating expenses excluding reimbursement/waiver ...       0.67%        0.68%        0.70%        0.69%        0.73%

----------
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.04, $0.05,
      $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.04, $0.05, $0.05, $0.05 and $0.05, respectively.


                       See Notes to Financial Statements.

Trust Shares

                         Years ended October 31,
------------------------------------------------------------------------
  1999            1998            1997            1996           1995(1)
--------        --------        --------        --------        --------
$   1.00        $   1.00        $   1.00        $   1.00        $   1.00
--------        --------        --------        --------        --------

    0.04            0.05            0.05            0.05            0.05
--------        --------        --------        --------        --------

   (0.04)          (0.05)          (0.05)          (0.05)          (0.05)
--------        --------        --------        --------        --------
      --              --              --              --              --
--------        --------        --------        --------        --------
$   1.00        $   1.00        $   1.00        $   1.00        $   1.00
========        ========        ========        ========        ========

    4.30%           4.90%           4.85%           4.80%           5.18%


$459,792        $429,645        $393,175        $354,331        $271,036

    4.22%           4.80%           4.75%           4.69%           5.06%
    0.51%           0.51%           0.52%           0.53%           0.55%
    0.51%           0.51%           0.53%           0.53%           0.55%

Connecticut Municipal Money Market Fund

Financial Highlights
For a Share outstanding throughout each period

                                                                             Years ended October 31,
                                                   ---------------------------------------------------------------------------
                                                        1999                1998                1997                1996
                                                   ---------------     ---------------     ---------------     ---------------
                                                   Retail A Shares     Retail A Shares     Retail A Shares     Retail A Shares(1)
                                                   ---------------     ---------------     ---------------     ---------------
Net Asset Value, Beginning of Period ...........   $          1.00     $          1.00     $          1.00     $          1.00
                                                   ---------------     ---------------     ---------------     ---------------
Income from Investment Operations:
   Net investment income (A) ...................              0.02                0.03                0.03                0.03
                                                   ---------------     ---------------     ---------------     ---------------
Less Dividends:
   Dividends from net investment income ........             (0.02)              (0.03)              (0.03)              (0.03)
                                                   ---------------     ---------------     ---------------     ---------------
Net increase (decrease) in net asset value .....                --                  --                  --                  --
                                                   ---------------     ---------------     ---------------     ---------------
Net Asset Value, End of Period .................   $          1.00     $          1.00     $          1.00     $          1.00
                                                   ===============     ===============     ===============     ===============

 Total Return (B) ..............................              2.47%               2.87%               2.94%               2.83%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..............   $       243,051     $       165,186     $       137,095     $       110,544
Ratios to average net assets:
   Net investment income
     including reimbursement/waiver ............              2.44%               2.83%               2.91%               2.79%
   Operating expenses
     including reimbursement/waiver ............              0.62%               0.62%               0.60%               0.64%
   Operating expenses
     excluding reimbursement/waiver ............              0.65%               0.65%               0.65%               0.73%

----------
(1) The Fund commenced operations on October 4, 1993 as a separate investment portfolio (the "Predecessor Fund") of the Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust with a single series of shares. Prior to the reorganization, the Predecessor Fund offered two series of shares, Investment Shares and Trust Shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged shares of the two series for a single series of shares in the Galaxy Connecticut Municipal Money Market Fund.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997 and 1996 were $0.02, $0.03, $0.03 and
      $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Investment Shares for the year ended October 31, 1995 was $0.03 (unaudited). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Trust Shares for the year ended October 31, 1995 was $0.02 (unaudited).
(B) Calculation does not include the effect of any sales charge for the Investment Shares of the Predecessor Fund.


                       See Notes to Financial Statements.

 Years ended October 31,
-------------------------
          1995
-------------------------
Investment       Trust
  Shares         Shares
----------     ----------
$     1.00     $     1.00
----------     ----------

      0.03           0.03
----------     ----------

     (0.03)         (0.03)
----------     ----------
        --             --
----------     ----------
$     1.00     $     1.00
==========     ==========

      2.94%          3.19%


$   71,472     $   31,164


      2.88%          3.14%

      0.82%          0.57%

      1.29%          0.79%

Massachusetts Municipal Money Market Fund

Financial Highlights
For a Share outstanding throughout each period

Retail A Shares

                                                                Years ended October 31,
                                             ------------------------------------------------------------
                                               1999         1998         1997        1996(1)       1995
                                             --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period .....   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                             --------     --------     --------     --------     --------
Income from Investment Operations:
   Net investment income (A) .............       0.02         0.03         0.03         0.03         0.03
                                             --------     --------     --------     --------     --------
Less Dividends:
   Dividends from net investment income ..      (0.02)       (0.03)       (0.03)       (0.03)       (0.03))
                                             --------     --------     --------     --------     --------
Net increase (decrease) in net asset value         --           --           --           --           --
                                             --------     --------     --------     --------     --------
Net Asset Value, End of Period ...........   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                             ========     ========     ========     ========     ========

Total Return .............................       2.50%        2.86%        2.92%        2.83%        3.21%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ........   $241,611     $127,922     $ 80,966     $ 47,066     $ 40,326
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver ................       2.48%        2.81%        2.90%        2.78%        3.16%
   Operating expenses including
     reimbursement/waiver ................       0.62%        0.62%        0.61%        0.62%        0.57%
   Operating expenses excluding
     reimbursement/waiver ................       0.65%        0.68%        0.69%        0.83%        1.06%

----------
(1) The Fund commenced operations on October 5, 1993 as a separate investment portfolio (the "Predecessor Fund") of the Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.02, $0.03, $0.03, $0.03 and $0.03
      (unaudited), respectively.


                       See Notes to Financial Statements.

Notes to Financial Statements

1.    Organization

      The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of the date of this report, the Trust offered twenty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market, Government, Tax-Exempt, U.S. Treasury, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds (individually, a "Fund," collectively, the "Funds") only.

      The Money Market Fund is authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). The Government, Tax-Exempt and U.S. Treasury Funds are authorized to issue two series of Shares (Trust Shares and Retail A Shares). The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds are authorized to issue one series of shares (Retail A Shares). Trust Shares, Retail A Shares and Retail B Shares are substantially the same, except (i) Retail B Shares are subject to a maximum 5.00% contingent deferred sales charge and (ii) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Six years after the date of purchase, Retail B Shares of the Money Market Fund will automatically convert to Retail A Shares of such Fund.

2.    Significant Accounting Policies

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant account ing policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

      Portfolio Valuation: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

      Dividends to Shareholders: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

      Repurchase Agreements: Each Fund, except the U.S. Treasury Fund, may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the under lying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Notes to Financial Statements

      Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

      In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

3. Investment Advisory, Administration, Distribution, Shareholder Services and Other Fees

      The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the following annual rates: with respect to the Money Market, Government and Tax-Exempt Funds, 0.40% of the average daily net assets of each Fund, and with respect to the U.S. Treasury, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, 0.40% of the first $750,000,000 of net assets of each Fund plus 0.35% of net assets of each Fund in excess of $750,000,000. The Trust has been advised by the Investment Advisor that, with respect to the Money Market, Government and Tax-Exempt Funds, the Investment Advisor intends to waive advisory fees payable to it by each Fund by 0.05% to the extent that a Fund's net assets exceed $750,000,000.

      The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which Investor Services Group (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate, effective September 10, 1998, of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets and 0.0575% of combined average daily net assets in excess of $18 billion. Prior to September 10, 1998, Investor Services Group received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets and 0.075% of combined average daily net assets over $5 billion.

      In addition, Investor Services Group also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, Investor Services Group compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

      First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as the distributor of the Trust's shares.

      The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Retail A Shares, at an aggregate annual rate not to exceed 0.25% of the average daily net asset value of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of the Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.10% of the average daily net asset value of the outstanding Retail A Shares beneficially owned by such customers.

      The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Money Market Fund. Under the 12b-1 Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares. The fees paid for shareholder liaison and administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust is currently limiting the Money Market Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.10% of the average daily net asset value of Retail B Shares owned of record or benefi-

Notes to Financial Statements

cially by customers of institutions. For the year ended October 31, 1999, the Funds paid fees under the Services Plan and 12b-1 Plan as follows:

                                      Services              12b-1 Plan
Fund                                    Plan          Services      Distribution
                                        ----          --------      ------------
Money Market Fund ..............     $2,222,784      $    1,820      $   14,506
Government Fund ................        360,723              --              --
Tax-Exempt Fund ................        169,840              --              --
U.S. Treasury Fund .............        590,338              --              --
Connecticut Municipal
Money Market Fund ..............        214,029              --              --
Massachusetts Municipal
Money Market Fund ..............        202,530              --              --

      The Retail A Shares, Retail B Shares and Trust Shares of a Fund bear series specific transfer agent charges based upon the number of shareholder accounts for each series. Trust Shares of the Funds (except the Tax-Exempt Fund) also bear additional transfer agency fees in order to compensate Investor Services Group for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the year ended October 31, 1999, transfer agent charges for each series were as follows:

Fund                                   Retail A        Retail B          Trust
                                       --------        --------          -----
Money Market Fund ..............      $2,001,491      $    3,858      $  176,872
Government Fund ................         312,794              --          71,847
Tax-Exempt Fund ................          66,023              --              57
U.S. Treasury Fund .............         382,324              --          24,239
Connecticut Municipal
Money Market Fund ..............          24,764              --              --
Massachusetts Municipal
Money Market Fund ..............          17,482              --              --

      Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Effective May 28, 1999, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each Trustee was entitled to receive for services as a trustee of the Trust, VIP and Galaxy II an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.

      Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

      Expenses for the year ended October 31, 1999 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.    Waiver of Fees and Reimbursement of Expenses

      The Investment Advisor and/or its affiliates voluntarily agreed to waive a portion of its fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The InvestmentAdvisor and/or its affiliates, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the year ended October 31, 1999, the Investment Advisor and/or its affiliates waived fees and/or reimbursed expenses with respect to the Funds in the following amounts:

                                                    Fees Waived by
Fund                                              Investment Advisor
                                                  ------------------
Money Market Fund..............                      $  1,548,921
Government Fund................                           142,862

                                                Expenses Reimbursed by
Fund                                    Investment Advisor and/or Its Affiliates
                                        ----------------------------------------
Money Market Fund..............                      $      1,817
Tax-Exempt Fund................                             2,099
Connecticut Municipal
Money Market Fund..............                            76,784
Massachusetts Municipal
Money Market Fund..............                            69,574

5.    Capital Contribution

      On October 28, 1999, the Investment Adviser voluntarily contributed capital to the Money Market Fund, Government Fund and U.S. Treasury Fund in the amounts of approximately $1.3 million, $806,000 and $736,000, respectively. These amounts were contributed to offset losses realized on the sale of certain securities which occured in 1994. The Investment Adviser received no shares of beneficial interest or other consideration in exchange for these contributions which increased the net asset value of each Fund.

6.    Shares of Beneficial Interest

      The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into thirty-one classes of shares, each consisting of one or more series.

Notes to Financial Statements

      Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of a Fund bear the expense of payments under the Services Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan and Retail A Shares, Retail B Shares and Trust Shares of a Fund each bear series specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

      Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

7.    Concentration of Credit

      The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds invest primarily in debt obligations issued by the State of Connecticut and the Commonwealth of Massachusetts, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Such Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal funds that are not concentrated in these issuers to the same extent.

8.    Federal Tax Information

      At October 31, 1999, the following Funds had capital loss carryforwards:

       Fund                                Amount      Expiration
-----------------                       ------------   ----------
Tax-Exempt Fund..........                $  120,301       2002
                                              3,772       2003
                                              7,498       2004

Connecticut Municipal
Money Market Fund........                     6,619       2002
                                                817       2004

Massachusetts Municipal
Money Market Fund........                       133       2001
                                                 31       2002
                                             12,416       2004

9.    Tax Information (unaudited)

      During the fiscal year ended October 31, 1999, the following Funds earned income from direct obligations of the U.S. Government:

                                 U.S. Government
      Fund                            Income
-----------------                ---------------
Money Market Fund........               2.97%
Government Fund..........              16.70%
U.S. Treasury Fund.......             100.00%

      Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment. 100% of the income earned by the Tax-Exempt Fund, the Connecticut Municipal Money Market Fund and the Massachusetts Municipal Money Market Fund will generally qualify as exempt from federal and state taxation.

10. Subsequent Event - Change in Control of Administrator and Change in Distributor (unaudited)

      On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of Investor Services Group (the "Transaction"). On that same date and as part of the Transaction, PFPC Inc., an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into Investor Services Group, which then changed its name to PFPC Inc.

      In connection with the Transaction, on December 1, 1999, Provident Distributors, Inc. became the distributor of the Trust's shares.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Money Market Fund, Government Fund, Tax-Exempt Fund, U.S. Treasury Fund, Connecticut Municipal Money Market Fund, and Massachusetts Municipal Money Market Fund (six of the portfolios constituting The Galaxy Fund) as of October 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended October 31, 1998 and the financial highlights for the four years then ended were audited by other auditors whose report dated December 23, 1998 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund, Government Fund, Tax-Exempt Fund, U.S. Treasury Fund, Connecticut Municipal Money Market Fund, and Massachusetts Municipal Money Market Fund portfolios of The Galaxy Fund at October 31, 1999, the results of their operations, changes in their net assets and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                                   /s/ Ernst & Young LLP


Boston, Massachusetts
December 13, 1999

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ANMM (January 1, 2000)